WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (Percentages shown based on Portfolio net assets)	September 30, 2023

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
CORPORATE BONDS & NOTES - 33.6%
COMMUNICATION SERVICES - 3.5%
Diversified Telecommunication Services - 0.6%
AT&T Inc., Senior Notes	2.300%	6/1/27	140,000	$124,013
AT&T Inc., Senior Notes	2.550%	12/1/33	210,000	154,309
AT&T Inc., Senior Notes	5.350%	9/1/40	20,000	17,838
AT&T Inc., Senior Notes	5.550%	8/15/41	10,000	8,987
AT&T Inc., Senior Notes	4.350%	6/15/45	68,000	50,944
AT&T Inc., Senior Notes	3.550%	9/15/55	96,000	58,827
AT&T Inc., Senior Notes	3.800%	12/1/57	10,000	6,341
AT&T Inc., Senior Notes	3.650%	9/15/59	30,000	18,272
Verizon Communications Inc., Senior Notes	2.625%	8/15/26	290,000	267,979
Verizon Communications Inc., Senior Notes	3.000%	3/22/27	20,000	18,360
Verizon Communications Inc., Senior Notes	2.100%	3/22/28	80,000	68,747
Verizon Communications Inc., Senior Notes	4.329%	9/21/28	144,000	135,367
Verizon Communications Inc., Senior Notes	3.875%	2/8/29	50,000	45,813
Verizon Communications Inc., Senior Notes	3.150%	3/22/30	60,000	51,235
Verizon Communications Inc., Senior Notes	1.750%	1/20/31	80,000	60,318
Verizon Communications Inc., Senior Notes	2.550%	3/21/31	162,000	129,075
Verizon Communications Inc., Senior Notes	4.500%	8/10/33	70,000	62,356
Verizon Communications Inc., Senior Notes	5.250%	3/16/37	160,000	149,419
Verizon Communications Inc., Senior Notes	2.650%	11/20/40	80,000	50,677
Verizon Communications Inc., Senior Notes	3.400%	3/22/41	250,000	177,357
Verizon Communications Inc., Senior Notes	3.850%	11/1/42	10,000	7,399
Verizon Communications Inc., Senior Notes	4.125%	8/15/46	50,000	37,399
Verizon Communications Inc., Senior Notes	4.862%	8/21/46	10,000	8,274
Verizon Communications Inc., Senior Notes	5.500%	3/16/47	10,000	9,284
Verizon Communications Inc., Senior Notes	4.000%	3/22/50	30,000	21,518
Verizon Communications Inc., Senior Notes	2.875%	11/20/50	30,000	17,358

Total Diversified Telecommunication Services				1,757,466

Entertainment - 0.2%
Walt Disney Co., Senior Notes	6.650%	11/15/37	50,000	53,717
Warnermedia Holdings Inc., Senior Notes	6.412%	3/15/26	20,000	20,005
Warnermedia Holdings Inc., Senior Notes	3.755%	3/15/27	70,000	64,656
Warnermedia Holdings Inc., Senior Notes	4.054%	3/15/29	90,000	80,229
Warnermedia Holdings Inc., Senior Notes	4.279%	3/15/32	370,000	314,283
Warnermedia Holdings Inc., Senior Notes	5.050%	3/15/42	30,000	23,218
Warnermedia Holdings Inc., Senior Notes	5.141%	3/15/52	10,000	7,436

Total Entertainment				563,544

See Notes to Schedule of Investments.

Western Asset Core Plus VIT Portfolio 2023 Quarterly Report	1

WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Portfolio net assets)	September 30, 2023

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Interactive Media & Services - 0.0%††
Alphabet Inc., Senior Notes	0.450%	8/15/25	20,000	$18,327
Alphabet Inc., Senior Notes	1.100%	8/15/30	40,000	31,152
Alphabet Inc., Senior Notes	1.900%	8/15/40	50,000	31,301
Alphabet Inc., Senior Notes	2.050%	8/15/50	30,000	16,397

Total Interactive Media & Services				97,177

Media - 1.7%
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.750%	2/1/32	1,440,000	1,153,606	(a)
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	4.908%	7/23/25	190,000	185,721
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	4.200%	3/15/28	80,000	73,455
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.050%	3/30/29	100,000	93,508
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	4.400%	4/1/33	570,000	485,064
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.375%	4/1/38	240,000	196,451
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	3.500%	3/1/42	400,000	247,447
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.375%	5/1/47	10,000	7,627
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.750%	4/1/48	30,000	23,977
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.125%	7/1/49	40,000	29,192
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	4.800%	3/1/50	170,000	118,998
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	6.834%	10/23/55	30,000	26,538

See Notes to Schedule of Investments.

2	Western Asset Core Plus VIT Portfolio 2023 Quarterly Report

WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Portfolio net assets)	September 30, 2023

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Media - (continued)
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.500%	4/1/63	70,000	$51,847
Comcast Corp., Senior Notes	3.375%	8/15/25	30,000	28,861
Comcast Corp., Senior Notes	3.950%	10/15/25	10,000	9,705
Comcast Corp., Senior Notes	3.150%	3/1/26	80,000	75,990
Comcast Corp., Senior Notes	3.300%	4/1/27	40,000	37,258
Comcast Corp., Senior Notes	4.150%	10/15/28	270,000	255,863
Comcast Corp., Senior Notes	3.400%	4/1/30	50,000	44,128
Comcast Corp., Senior Notes	4.250%	10/15/30	320,000	294,886
Comcast Corp., Senior Notes	3.250%	11/1/39	10,000	7,313
Comcast Corp., Senior Notes	3.750%	4/1/40	40,000	31,009
Comcast Corp., Senior Notes	3.400%	7/15/46	10,000	6,822
Comcast Corp., Senior Notes	4.000%	8/15/47	20,000	14,959
Comcast Corp., Senior Notes	3.969%	11/1/47	610,000	455,658
Comcast Corp., Senior Notes	4.000%	3/1/48	10,000	7,506
Comcast Corp., Senior Notes	3.999%	11/1/49	185,000	137,462
Comcast Corp., Senior Notes	3.450%	2/1/50	50,000	33,840
Comcast Corp., Senior Notes	2.800%	1/15/51	60,000	35,162
Comcast Corp., Senior Notes	2.887%	11/1/51	280,000	165,147
Comcast Corp., Senior Notes	4.049%	11/1/52	580,000	430,784
Comcast Corp., Senior Notes	2.937%	11/1/56	27,000	15,358
Comcast Corp., Senior Notes	4.950%	10/15/58	20,000	17,232
DISH DBS Corp., Senior Notes	5.875%	11/15/24	60,000	55,943
DISH DBS Corp., Senior Notes	7.750%	7/1/26	30,000	22,547
DISH DBS Corp., Senior Notes	5.125%	6/1/29	60,000	33,352
DISH DBS Corp., Senior Secured Notes	5.250%	12/1/26	30,000	25,552	(a)
DISH DBS Corp., Senior Secured Notes	5.750%	12/1/28	10,000	7,706	(a)
Fox Corp., Senior Notes	5.476%	1/25/39	40,000	34,598
Time Warner Cable LLC, Senior Secured Notes	6.550%	5/1/37	160,000	145,222
Time Warner Cable LLC, Senior Secured Notes	7.300%	7/1/38	10,000	9,640
Time Warner Cable LLC, Senior Secured Notes	5.875%	11/15/40	90,000	74,630
Virgin Media Secured Finance PLC, Senior Secured Notes	5.500%	5/15/29	210,000	187,278	(a)

Total Media				5,394,842

Wireless Telecommunication Services - 1.0%
CSC Holdings LLC, Senior Notes	4.500%	11/15/31	1,500,000	1,063,334	(a)

See Notes to Schedule of Investments.

Western Asset Core Plus VIT Portfolio 2023 Quarterly Report	3

WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Portfolio net assets)	September 30, 2023

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Wireless Telecommunication Services - (continued)
Sprint Capital Corp., Senior Notes	8.750%	3/15/32	60,000	$69,464
Sprint LLC, Senior Notes	7.625%	2/15/25	40,000	40,617
T-Mobile USA Inc., Senior Notes	3.500%	4/15/25	370,000	357,108
T-Mobile USA Inc., Senior Notes	2.250%	2/15/26	20,000	18,429
T-Mobile USA Inc., Senior Notes	3.750%	4/15/27	20,000	18,695
T-Mobile USA Inc., Senior Notes	2.625%	2/15/29	60,000	50,889
T-Mobile USA Inc., Senior Notes	3.375%	4/15/29	60,000	52,827
T-Mobile USA Inc., Senior Notes	3.875%	4/15/30	820,000	726,806
T-Mobile USA Inc., Senior Notes	2.550%	2/15/31	50,000	39,804
T-Mobile USA Inc., Senior Notes	2.875%	2/15/31	50,000	40,584
T-Mobile USA Inc., Senior Notes	3.500%	4/15/31	130,000	110,053
T-Mobile USA Inc., Senior Notes	2.700%	3/15/32	490,000	383,483
T-Mobile USA Inc., Senior Notes	3.000%	2/15/41	20,000	13,262
T-Mobile USA Inc., Senior Notes	3.400%	10/15/52	160,000	100,030
Vmed O2 UK Financing I PLC, Senior Secured Notes	4.750%	7/15/31	200,000	161,814	(a)

Total Wireless Telecommunication Services				3,247,199

TOTAL COMMUNICATION SERVICES				11,060,228

CONSUMER DISCRETIONARY - 2.8%
Automobiles - 0.9%
Ford Motor Co., Senior Notes	3.250%	2/12/32	1,200,000	925,972
Ford Motor Co., Senior Notes	6.100%	8/19/32	110,000	103,724
Ford Motor Co., Senior Notes	4.750%	1/15/43	30,000	21,929
Ford Motor Credit Co. LLC, Senior Notes	4.950%	5/28/27	200,000	187,955
Ford Motor Credit Co. LLC, Senior Notes	2.900%	2/10/29	340,000	279,417
Ford Motor Credit Co. LLC, Senior Notes	4.000%	11/13/30	420,000	351,177
General Motors Co., Senior Notes	6.125%	10/1/25	60,000	59,961
General Motors Co., Senior Notes	5.600%	10/15/32	100,000	93,449
General Motors Co., Senior Notes	6.600%	4/1/36	10,000	9,726
Nissan Motor Co. Ltd., Senior Notes	3.522%	9/17/25	530,000	500,865	(a)
Nissan Motor Co. Ltd., Senior Notes	4.345%	9/17/27	340,000	310,507	(a)

Total Automobiles				2,844,682

Broadline Retail - 0.6%
Amazon.com Inc., Senior Notes	3.300%	4/13/27	30,000	28,240
Amazon.com Inc., Senior Notes	1.200%	6/3/27	300,000	260,748
Amazon.com Inc., Senior Notes	3.150%	8/22/27	130,000	120,994
Amazon.com Inc., Senior Notes	3.450%	4/13/29	70,000	64,673
Amazon.com Inc., Senior Notes	1.500%	6/3/30	60,000	47,531
Amazon.com Inc., Senior Notes	2.100%	5/12/31	50,000	40,122

See Notes to Schedule of Investments.

4	Western Asset Core Plus VIT Portfolio 2023 Quarterly Report

WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Portfolio net assets)	September 30, 2023

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Broadline Retail - (continued)
Amazon.com Inc., Senior Notes	3.600%	4/13/32	420,000	$372,567
Amazon.com Inc., Senior Notes	3.875%	8/22/37	80,000	68,334
Amazon.com Inc., Senior Notes	4.950%	12/5/44	50,000	46,660
Amazon.com Inc., Senior Notes	4.050%	8/22/47	90,000	72,406
Amazon.com Inc., Senior Notes	2.500%	6/3/50	400,000	234,590
Amazon.com Inc., Senior Notes	3.100%	5/12/51	190,000	125,518
Amazon.com Inc., Senior Notes	4.250%	8/22/57	20,000	16,029
Prosus NV, Senior Notes	3.061%	7/13/31	600,000	445,764	(a)

Total Broadline Retail				1,944,176

Hotels, Restaurants & Leisure - 0.9%
1011778 BC ULC/New Red Finance Inc., Senior Secured Notes	3.875%	1/15/28	30,000	26,936	(a)
1011778 BC ULC/New Red Finance Inc., Senior Secured Notes	3.500%	2/15/29	30,000	25,707	(a)
Las Vegas Sands Corp., Senior Notes	3.200%	8/8/24	400,000	387,234
Las Vegas Sands Corp., Senior Notes	2.900%	6/25/25	360,000	335,832
McDonald’s Corp., Senior Notes	1.450%	9/1/25	10,000	9,263
McDonald’s Corp., Senior Notes	3.700%	1/30/26	150,000	144,315
McDonald’s Corp., Senior Notes	3.500%	3/1/27	20,000	18,836
McDonald’s Corp., Senior Notes	3.500%	7/1/27	90,000	84,340
McDonald’s Corp., Senior Notes	3.600%	7/1/30	250,000	223,346
McDonald’s Corp., Senior Notes	3.625%	9/1/49	10,000	7,051
McDonald’s Corp., Senior Notes	4.200%	4/1/50	380,000	295,373
Sands China Ltd., Senior Notes	5.375%	8/8/25	630,000	610,695
Sands China Ltd., Senior Notes	4.300%	1/8/26	200,000	187,007
Sands China Ltd., Senior Notes	2.550%	3/8/27	200,000	173,640
Sands China Ltd., Senior Notes	3.100%	3/8/29	200,000	165,627
VOC Escrow Ltd., Senior Secured Notes	5.000%	2/15/28	80,000	72,844	(a)

Total Hotels, Restaurants & Leisure				2,768,046

Household Durables - 0.1%
Lennar Corp., Senior Notes	4.500%	4/30/24	160,000	158,512

Specialty Retail - 0.2%
Home Depot Inc., Senior Notes	2.500%	4/15/27	60,000	54,774
Home Depot Inc., Senior Notes	3.900%	12/6/28	10,000	9,447
Home Depot Inc., Senior Notes	2.700%	4/15/30	190,000	162,372
Home Depot Inc., Senior Notes	3.300%	4/15/40	310,000	231,258
Home Depot Inc., Senior Notes	3.900%	6/15/47	10,000	7,647
Home Depot Inc., Senior Notes	3.350%	4/15/50	60,000	40,946

See Notes to Schedule of Investments.

Western Asset Core Plus VIT Portfolio 2023 Quarterly Report	5

WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Portfolio net assets)	September 30, 2023

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Specialty Retail - (continued)
Lowe’s Cos. Inc., Senior Notes	4.500%	4/15/30	40,000	$37,340
Lowe’s Cos. Inc., Senior Notes	4.250%	4/1/52	110,000	81,227

Total Specialty Retail				625,011

Textiles, Apparel & Luxury Goods - 0.1%
NIKE Inc., Senior Notes	2.750%	3/27/27	70,000	64,700
NIKE Inc., Senior Notes	2.850%	3/27/30	160,000	138,696
NIKE Inc., Senior Notes	3.250%	3/27/40	40,000	30,322
NIKE Inc., Senior Notes	3.375%	3/27/50	110,000	78,575

Total Textiles, Apparel & Luxury Goods				312,293

TOTAL CONSUMER DISCRETIONARY				8,652,720

CONSUMER STAPLES - 1.5%
Beverages - 0.6%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide Inc., Senior Notes	3.650%	2/1/26	500,000	480,348
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.900%	2/1/46	380,000	331,426
Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.000%	4/13/28	70,000	66,289
Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.750%	1/23/29	90,000	87,296
Anheuser-Busch InBev Worldwide Inc., Senior Notes	3.500%	6/1/30	40,000	35,614
Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.350%	6/1/40	100,000	85,089
Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.600%	4/15/48	15,000	12,688
Anheuser-Busch InBev Worldwide Inc., Senior Notes	5.550%	1/23/49	240,000	230,157
Coca-Cola Co., Senior Notes	3.375%	3/25/27	60,000	56,858
Coca-Cola Co., Senior Notes	2.600%	6/1/50	40,000	24,485
Constellation Brands Inc., Senior Notes	3.600%	5/9/24	50,000	49,280
Constellation Brands Inc., Senior Notes	4.350%	5/9/27	70,000	67,016
Constellation Brands Inc., Senior Notes	2.250%	8/1/31	90,000	70,189
PepsiCo Inc., Senior Notes	2.250%	3/19/25	10,000	9,556
PepsiCo Inc., Senior Notes	2.625%	3/19/27	10,000	9,229
PepsiCo Inc., Senior Notes	1.625%	5/1/30	320,000	257,271
PepsiCo Inc., Senior Notes	2.875%	10/15/49	30,000	19,650

Total Beverages				1,892,441

Consumer Staples Distribution & Retail - 0.0%††
Costco Wholesale Corp., Senior Notes	1.600%	4/20/30	90,000	72,313

See Notes to Schedule of Investments.

6	Western Asset Core Plus VIT Portfolio 2023 Quarterly Report

WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Portfolio net assets)	September 30, 2023

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Consumer Staples Distribution & Retail - (continued)
Walmart Inc., Senior Notes	1.500%	9/22/28	50,000	$42,443
Walmart Inc., Senior Notes	1.800%	9/22/31	20,000	15,751

Total Consumer Staples Distribution & Retail				130,507

Food Products - 0.3%
Danone SA, Senior Notes	2.589%	11/2/23	220,000	219,400	(a)
Hershey Co., Senior Notes	0.900%	6/1/25	20,000	18,550
Kraft Heinz Foods Co., Senior Notes	4.250%	3/1/31	90,000	82,043
Kraft Heinz Foods Co., Senior Notes	5.000%	7/15/35	20,000	18,557
Kraft Heinz Foods Co., Senior Notes	6.875%	1/26/39	10,000	10,498
Kraft Heinz Foods Co., Senior Notes	5.000%	6/4/42	30,000	26,006
Kraft Heinz Foods Co., Senior Notes	5.200%	7/15/45	80,000	69,977
Kraft Heinz Foods Co., Senior Notes	4.375%	6/1/46	70,000	54,590
Kraft Heinz Foods Co., Senior Notes	4.875%	10/1/49	50,000	41,789
Kraft Heinz Foods Co., Senior Notes	5.500%	6/1/50	80,000	73,008
Mondelez International Inc., Senior Notes	1.500%	5/4/25	160,000	149,755

Total Food Products				764,173

Household Products - 0.0%††
Procter & Gamble Co., Senior Notes	3.000%	3/25/30	50,000	44,444

Personal Care Products - 0.1%
Haleon US Capital LLC, Senior Notes	3.375%	3/24/29	260,000	233,281
Kenvue Inc., Senior Notes	4.900%	3/22/33	210,000	200,815	(a)

Total Personal Care Products				434,096

Tobacco - 0.5%
Altria Group Inc., Senior Notes	2.350%	5/6/25	20,000	18,926
Altria Group Inc., Senior Notes	4.400%	2/14/26	132,000	128,189
Altria Group Inc., Senior Notes	4.800%	2/14/29	13,000	12,370
Altria Group Inc., Senior Notes	2.450%	2/4/32	460,000	347,244
Altria Group Inc., Senior Notes	3.875%	9/16/46	40,000	26,281
Altria Group Inc., Senior Notes	5.950%	2/14/49	400,000	359,741
BAT Capital Corp., Senior Notes	3.557%	8/15/27	40,000	36,616
BAT Capital Corp., Senior Notes	4.540%	8/15/47	450,000	310,093
Philip Morris International Inc., Senior Notes	2.100%	5/1/30	200,000	159,747
Philip Morris International Inc., Senior Notes	4.500%	3/20/42	10,000	7,993
Reynolds American Inc., Senior Notes	5.850%	8/15/45	80,000	66,351

Total Tobacco				1,473,551

TOTAL CONSUMER STAPLES				4,739,212

ENERGY - 6.0%
Energy Equipment & Services - 0.0%††
Halliburton Co., Senior Notes	3.800%	11/15/25	2,000	1,935

See Notes to Schedule of Investments.

Western Asset Core Plus VIT Portfolio 2023 Quarterly Report	7

WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Portfolio net assets)	September 30, 2023

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Energy Equipment & Services - (continued)
Halliburton Co., Senior Notes	4.850%	11/15/35	20,000	$18,006
Halliburton Co., Senior Notes	5.000%	11/15/45	10,000	8,489

Total Energy Equipment & Services				28,430

Oil, Gas & Consumable Fuels - 6.0%
Apache Corp., Senior Notes	7.750%	12/15/29	40,000	40,991
Apache Corp., Senior Notes	5.100%	9/1/40	160,000	127,281
Apache Corp., Senior Notes	5.250%	2/1/42	10,000	7,840
Apache Corp., Senior Notes	4.750%	4/15/43	10,000	7,295
Apache Corp., Senior Notes	4.250%	1/15/44	90,000	59,034
Apache Corp., Senior Notes	5.350%	7/1/49	40,000	30,688
BP Capital Markets America Inc., Senior Notes	3.410%	2/11/26	120,000	114,742
BP Capital Markets America Inc., Senior Notes	3.119%	5/4/26	20,000	18,909
BP Capital Markets America Inc., Senior Notes	3.633%	4/6/30	170,000	153,174
BP Capital Markets America Inc., Senior Notes	3.000%	2/24/50	250,000	156,103
Cameron LNG LLC, Senior Secured Notes	2.902%	7/15/31	20,000	16,557	(a)
Cameron LNG LLC, Senior Secured Notes	3.302%	1/15/35	440,000	350,731	(a)
Cheniere Energy Inc., Senior Secured Notes	4.625%	10/15/28	1,020,000	938,774
Cheniere Energy Partners LP, Senior Notes	4.000%	3/1/31	20,000	17,120
Cheniere Energy Partners LP, Senior Notes	3.250%	1/31/32	120,000	95,508
Chevron Corp., Senior Notes	2.954%	5/16/26	30,000	28,382
Chevron Corp., Senior Notes	1.995%	5/11/27	40,000	35,867
Chevron Corp., Senior Notes	3.078%	5/11/50	10,000	6,719
Chevron USA Inc., Senior Notes	3.850%	1/15/28	140,000	133,146
Chevron USA Inc., Senior Notes	3.250%	10/15/29	10,000	9,019
Columbia Pipelines Operating Co. LLC, Senior Notes	6.036%	11/15/33	400,000	390,663	(a)
Columbia Pipelines Operating Co. LLC, Senior Notes	6.544%	11/15/53	120,000	117,449	(a)
Continental Resources Inc., Senior Notes	3.800%	6/1/24	40,000	39,366
Continental Resources Inc., Senior Notes	2.268%	11/15/26	160,000	141,833	(a)
Continental Resources Inc., Senior Notes	4.375%	1/15/28	120,000	111,360
Continental Resources Inc., Senior Notes	5.750%	1/15/31	350,000	328,956	(a)
Continental Resources Inc., Senior Notes	4.900%	6/1/44	120,000	88,290
Coterra Energy Inc., Senior Notes	3.900%	5/15/27	190,000	178,534
Coterra Energy Inc., Senior Notes	4.375%	3/15/29	110,000	101,927

See Notes to Schedule of Investments.

8	Western Asset Core Plus VIT Portfolio 2023 Quarterly Report

WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Portfolio net assets)	September 30, 2023

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - (continued)
DCP Midstream Operating LP, Senior Notes	6.450%	11/3/36	20,000	$19,715	(a)
Devon Energy Corp., Senior Notes	5.850%	12/15/25	10,000	9,953
Devon Energy Corp., Senior Notes	4.500%	1/15/30	40,000	36,369
Devon Energy Corp., Senior Notes	5.600%	7/15/41	230,000	203,754
Devon Energy Corp., Senior Notes	4.750%	5/15/42	30,000	23,870
Devon Energy Corp., Senior Notes	5.000%	6/15/45	510,000	411,425
Diamondback Energy Inc., Senior Notes	3.250%	12/1/26	160,000	149,679
Diamondback Energy Inc., Senior Notes	3.500%	12/1/29	270,000	239,785
Diamondback Energy Inc., Senior Notes	4.400%	3/24/51	140,000	103,364
Ecopetrol SA, Senior Notes	5.875%	5/28/45	590,000	389,320
Energy Transfer LP, Junior Subordinated Notes (3 mo. USD LIBOR + 4.028%)	9.654%	10/16/23	40,000	37,441	(b)(c)
Energy Transfer LP, Junior Subordinated Notes (6.500% to 11/15/26 then 5 year Treasury Constant Maturity Rate + 5.694%)	6.500%	11/15/26	50,000	46,067	(b)(c)
Energy Transfer LP, Junior Subordinated Notes (6.750% to 5/15/25 then 5 year Treasury Constant Maturity Rate + 5.134%)	6.750%	5/15/25	100,000	92,790	(b)(c)
Energy Transfer LP, Junior Subordinated Notes (7.125% to 5/15/30 then 5 year Treasury Constant Maturity Rate + 5.306%)	7.125%	5/15/30	60,000	51,880	(b)(c)
Energy Transfer LP, Senior Notes	2.900%	5/15/25	240,000	228,108
Energy Transfer LP, Senior Notes	4.950%	6/15/28	40,000	38,306
Energy Transfer LP, Senior Notes	5.250%	4/15/29	30,000	28,780
Energy Transfer LP, Senior Notes	3.750%	5/15/30	370,000	322,518
Energy Transfer LP, Senior Notes	5.300%	4/1/44	10,000	8,151
Energy Transfer LP, Senior Notes	5.400%	10/1/47	10,000	8,260
Energy Transfer LP, Senior Notes	6.250%	4/15/49	480,000	441,162
Energy Transfer LP, Senior Notes	5.000%	5/15/50	160,000	125,712
Enterprise Products Operating LLC, Senior Notes	4.150%	10/16/28	550,000	516,013
Enterprise Products Operating LLC, Senior Notes	3.125%	7/31/29	30,000	26,379
Enterprise Products Operating LLC, Senior Notes	2.800%	1/31/30	420,000	356,843
Enterprise Products Operating LLC, Senior Notes	6.650%	10/15/34	80,000	84,704
Enterprise Products Operating LLC, Senior Notes	7.550%	4/15/38	20,000	22,292

See Notes to Schedule of Investments.

Western Asset Core Plus VIT Portfolio 2023 Quarterly Report	9

WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Portfolio net assets)	September 30, 2023

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - (continued)
Enterprise Products Operating LLC, Senior Notes	4.850%	3/15/44	10,000	$8,600
Enterprise Products Operating LLC, Senior Notes	4.800%	2/1/49	10,000	8,483
Enterprise Products Operating LLC, Senior Notes	4.200%	1/31/50	40,000	30,918
Enterprise Products Operating LLC, Senior Notes	3.700%	1/31/51	310,000	219,704
Enterprise Products Operating LLC, Senior Notes	3.950%	1/31/60	40,000	28,146
Enterprise Products Operating LLC, Senior Notes (5.375% to 2/15/28 then 3 mo. Term SOFR + 2.832%)	5.375%	2/15/78	30,000	25,019	(c)
EOG Resources Inc., Senior Notes	4.150%	1/15/26	30,000	29,145
EOG Resources Inc., Senior Notes	4.375%	4/15/30	10,000	9,432
EOG Resources Inc., Senior Notes	3.900%	4/1/35	90,000	76,476
EOG Resources Inc., Senior Notes	4.950%	4/15/50	250,000	221,584
EQT Corp., Senior Notes	6.125%	2/1/25	6,000	5,985
EQT Corp., Senior Notes	3.900%	10/1/27	310,000	286,982
EQT Corp., Senior Notes	5.000%	1/15/29	200,000	188,190
EQT Corp., Senior Notes	3.625%	5/15/31	100,000	84,698	(a)
Exxon Mobil Corp., Senior Notes	2.992%	3/19/25	70,000	67,614
Exxon Mobil Corp., Senior Notes	3.043%	3/1/26	40,000	37,948
Exxon Mobil Corp., Senior Notes	3.482%	3/19/30	80,000	72,283
Exxon Mobil Corp., Senior Notes	4.114%	3/1/46	40,000	32,154
Exxon Mobil Corp., Senior Notes	4.327%	3/19/50	10,000	8,218
Exxon Mobil Corp., Senior Notes	3.452%	4/15/51	310,000	217,186
KazMunayGas National Co. JSC, Senior Notes	5.375%	4/24/30	200,000	182,298	(a)
Kinder Morgan Energy Partners LP, Senior Notes	4.250%	9/1/24	10,000	9,840
Kinder Morgan Energy Partners LP, Senior Notes	5.500%	3/1/44	10,000	8,519
Kinder Morgan Inc., Senior Notes	4.300%	6/1/25	60,000	58,480
Kinder Morgan Inc., Senior Notes	4.300%	3/1/28	30,000	28,250
Kinder Morgan Inc., Senior Notes	7.750%	1/15/32	60,000	65,105
Kinder Morgan Inc., Senior Notes	5.550%	6/1/45	130,000	111,861
Kinder Morgan Inc., Senior Notes	5.200%	3/1/48	90,000	73,749
MEG Energy Corp., Senior Notes	5.875%	2/1/29	20,000	18,700	(a)
MPLX LP, Senior Notes	4.800%	2/15/29	10,000	9,493

See Notes to Schedule of Investments.

10	Western Asset Core Plus VIT Portfolio 2023 Quarterly Report

WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Portfolio net assets)	September 30, 2023

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - (continued)
MPLX LP, Senior Notes	2.650%	8/15/30	110,000	$88,887
MPLX LP, Senior Notes	4.500%	4/15/38	120,000	97,323
MPLX LP, Senior Notes	4.700%	4/15/48	210,000	159,385
MPLX LP, Senior Notes	5.500%	2/15/49	80,000	67,824
Occidental Petroleum Corp., Senior Notes	6.950%	7/1/24	46,000	46,334
Occidental Petroleum Corp., Senior Notes	5.550%	3/15/26	10,000	9,878
Occidental Petroleum Corp., Senior Notes	3.400%	4/15/26	90,000	84,134
Occidental Petroleum Corp., Senior Notes	3.000%	2/15/27	50,000	45,046
Occidental Petroleum Corp., Senior Notes	3.500%	8/15/29	10,000	8,516
Occidental Petroleum Corp., Senior Notes	7.875%	9/15/31	70,000	75,816
Occidental Petroleum Corp., Senior Notes	6.450%	9/15/36	140,000	137,620
Occidental Petroleum Corp., Senior Notes	6.200%	3/15/40	70,000	66,802
Occidental Petroleum Corp., Senior Notes	4.625%	6/15/45	70,000	50,423
Occidental Petroleum Corp., Senior Notes	6.600%	3/15/46	30,000	29,513
Occidental Petroleum Corp., Senior Notes	4.400%	4/15/46	70,000	51,444
Occidental Petroleum Corp., Senior Notes	4.100%	2/15/47	70,000	46,317
Occidental Petroleum Corp., Senior Notes	4.200%	3/15/48	50,000	34,600
ONEOK Inc., Senior Notes	5.550%	11/1/26	80,000	79,498
ONEOK Inc., Senior Notes	5.800%	11/1/30	130,000	127,342
ONEOK Inc., Senior Notes	6.050%	9/1/33	250,000	245,755
ONEOK Inc., Senior Notes	6.625%	9/1/53	270,000	264,705
Petrobras Global Finance BV, Senior Notes	5.299%	1/27/25	914,000	899,676
Petrobras Global Finance BV, Senior Notes	7.375%	1/17/27	170,000	175,362
Petrobras Global Finance BV, Senior Notes	6.900%	3/19/49	30,000	27,707
Petrobras Global Finance BV, Senior Notes	6.850%	6/5/2115	100,000	85,939
Petroleos Mexicanos, Senior Notes	6.875%	8/4/26	150,000	138,403
Pioneer Natural Resources Co., Senior Notes	1.125%	1/15/26	20,000	18,083
Pioneer Natural Resources Co., Senior Notes	1.900%	8/15/30	30,000	23,558
Pioneer Natural Resources Co., Senior Notes	2.150%	1/15/31	270,000	213,232
Range Resources Corp., Senior Notes	4.875%	5/15/25	40,000	38,831
Reliance Industries Ltd., Senior Notes	3.625%	1/12/52	260,000	166,231	(a)
Shell International Finance BV, Senior Notes	2.875%	5/10/26	10,000	9,438
Shell International Finance BV, Senior Notes	2.750%	4/6/30	80,000	68,848
Shell International Finance BV, Senior Notes	4.550%	8/12/43	10,000	8,499
Shell International Finance BV, Senior Notes	4.375%	5/11/45	240,000	197,233
Shell International Finance BV, Senior Notes	4.000%	5/10/46	40,000	31,011

See Notes to Schedule of Investments.

Western Asset Core Plus VIT Portfolio 2023 Quarterly Report	11

WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Portfolio net assets)	September 30, 2023

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - (continued)
Shell International Finance BV, Senior Notes	3.250%	4/6/50	520,000	$345,778
Southern Natural Gas Co. LLC, Senior Notes	8.000%	3/1/32	50,000	55,042
Southwestern Energy Co., Senior Notes	5.700%	1/23/25	1,400,000	1,380,864
Southwestern Energy Co., Senior Notes	5.375%	3/15/30	620,000	565,600
Southwestern Energy Co., Senior Notes	4.750%	2/1/32	50,000	42,968
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., Senior Notes	6.000%	12/31/30	10,000	8,838	(a)
Targa Resources Corp., Senior Notes	5.200%	7/1/27	80,000	78,439
Targa Resources Corp., Senior Notes	4.200%	2/1/33	80,000	68,071
Targa Resources Corp., Senior Notes	4.950%	4/15/52	70,000	53,932
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	5.000%	1/15/28	20,000	19,042
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	5.500%	3/1/30	20,000	18,743
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	4.875%	2/1/31	150,000	134,524
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	4.000%	1/15/32	10,000	8,426
Tennessee Gas Pipeline Co. LLC, Senior Notes	2.900%	3/1/30	460,000	384,569	(a)
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	7.850%	2/1/26	210,000	218,408
Venture Global Calcasieu Pass LLC, Senior Secured Notes	3.875%	11/1/33	60,000	46,651	(a)
Western Midstream Operating LP, Senior Notes	3.100%	2/1/25	70,000	67,041
Western Midstream Operating LP, Senior Notes	4.500%	3/1/28	20,000	18,629
Western Midstream Operating LP, Senior Notes	4.050%	2/1/30	610,000	533,861
Western Midstream Operating LP, Senior Notes	5.300%	3/1/48	10,000	7,818
Western Midstream Operating LP, Senior Notes	5.500%	8/15/48	50,000	39,808
Western Midstream Operating LP, Senior Notes	5.250%	2/1/50	50,000	39,009
Williams Cos. Inc., Senior Notes	3.750%	6/15/27	200,000	186,054

See Notes to Schedule of Investments.

12	Western Asset Core Plus VIT Portfolio 2023 Quarterly Report

WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Portfolio net assets)	September 30, 2023

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - (continued)
Williams Cos. Inc., Senior Notes	3.500%	11/15/30	40,000	$34,515
Williams Cos. Inc., Senior Notes	7.500%	1/15/31	30,000	31,964
Williams Cos. Inc., Senior Notes	7.750%	6/15/31	160,000	172,013
Williams Cos. Inc., Senior Notes	4.850%	3/1/48	190,000	151,997

Total Oil, Gas & Consumable Fuels				18,725,775

TOTAL ENERGY				18,754,205

FINANCIALS - 10.9%
Banks - 7.1%
Banco Santander SA, Senior Notes	2.746%	5/28/25	400,000	376,818
Bank of America Corp., Senior Notes	3.500%	4/19/26	150,000	141,677
Bank of America Corp., Senior Notes	5.000%	1/21/44	150,000	132,191
Bank of America Corp., Senior Notes (2.572% to 10/20/31 then SOFR + 1.210%)	2.572%	10/20/32	240,000	184,537	(c)
Bank of America Corp., Senior Notes (2.592% to 4/29/30 then SOFR + 2.150%)	2.592%	4/29/31	290,000	233,184	(c)
Bank of America Corp., Senior Notes (2.972% to 2/4/32 then SOFR + 1.330%)	2.972%	2/4/33	500,000	394,466	(c)
Bank of America Corp., Senior Notes (3.419% to 12/20/27 then 3 mo. Term SOFR + 1.302%)	3.419%	12/20/28	481,000	431,655	(c)
Bank of America Corp., Senior Notes (3.593% to 7/21/27 then 3 mo. Term SOFR + 1.632%)	3.593%	7/21/28	130,000	118,781	(c)
Bank of America Corp., Senior Notes (3.841% to 4/25/24 then SOFR + 1.110%)	3.841%	4/25/25	90,000	88,739	(c)
Bank of America Corp., Senior Notes (3.946% to 1/23/48 then 3 mo. Term SOFR + 1.452%)	3.946%	1/23/49	50,000	36,903	(c)
Bank of America Corp., Senior Notes (3.974% to 2/7/29 then 3 mo. Term SOFR + 1.472%)	3.974%	2/7/30	110,000	98,841	(c)
Bank of America Corp., Senior Notes (4.083% to 3/20/50 then 3 mo. Term SOFR + 3.412%)	4.083%	3/20/51	430,000	318,265	(c)
Bank of America Corp., Senior Notes (4.330% to 3/15/49 then 3 mo. Term SOFR + 1.782%)	4.330%	3/15/50	160,000	124,182	(c)
Bank of America Corp., Senior Notes (4.376% to 4/27/27 then SOFR + 1.580%)	4.376%	4/27/28	750,000	708,401	(c)

See Notes to Schedule of Investments.

Western Asset Core Plus VIT Portfolio 2023 Quarterly Report	13

WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Portfolio net assets)	September 30, 2023

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Banks - (continued)
Bank of America Corp., Senior Notes (4.571% to 4/27/32 then SOFR + 1.830%)	4.571%	4/27/33	790,000	$701,781	(c)
Bank of America Corp., Subordinated Notes	4.000%	1/22/25	130,000	126,564
Bank of America Corp., Subordinated Notes	4.450%	3/3/26	40,000	38,537
Bank of America Corp., Subordinated Notes	4.250%	10/22/26	700,000	665,227
Bank of Montreal, Senior Notes	1.850%	5/1/25	160,000	150,201
Bank of Montreal, Subordinated Notes (3.803% to 12/15/27 then USD 5 year ICE Swap Rate + 1.432%)	3.803%	12/15/32	30,000	26,228	(c)
Bank of Nova Scotia, Senior Notes	1.300%	6/11/25	80,000	74,038
Bank of Nova Scotia, Subordinated Notes (4.588% to 5/4/32 then 5 year Treasury Constant Maturity Rate + 2.050%)	4.588%	5/4/37	200,000	166,829	(c)
BNP Paribas SA, Junior Subordinated Notes (8.500% to 8/14/28 then 5 year Treasury Constant Maturity Rate + 4.354%)	8.500%	8/14/28	200,000	196,165	(a)(b)(c)
BNP Paribas SA, Senior Notes (2.219% to 6/9/25 then SOFR + 2.074%)	2.219%	6/9/26	600,000	560,074	(a)(c)
BNP Paribas SA, Senior Notes (5.125% to 1/13/28 then 1 year Treasury Constant Maturity Rate + 1.450%)	5.125%	1/13/29	490,000	473,307	(a)(c)
BNP Paribas SA, Subordinated Notes	4.625%	3/13/27	200,000	189,732	(a)
Citigroup Inc., Junior Subordinated Notes (6.300% to 5/15/24 then 3 mo. Term SOFR + 3.685%)	6.300%	5/15/24	20,000	19,516	(b)(c)
Citigroup Inc., Senior Notes	8.125%	7/15/39	37,000	43,545
Citigroup Inc., Senior Notes	4.650%	7/30/45	275,000	221,299
Citigroup Inc., Senior Notes (2.520% to 11/3/31 then SOFR + 1.177%)	2.520%	11/3/32	660,000	502,424	(c)
Citigroup Inc., Senior Notes (2.572% to 6/3/30 then SOFR + 2.107%)	2.572%	6/3/31	430,000	343,056	(c)
Citigroup Inc., Senior Notes (3.106% to 4/8/25 then SOFR + 2.842%)	3.106%	4/8/26	70,000	66,819	(c)
Citigroup Inc., Senior Notes (3.785% to 3/17/32 then SOFR + 1.939%)	3.785%	3/17/33	840,000	701,065	(c)
Citigroup Inc., Senior Notes (4.412% to 3/31/30 then SOFR + 3.914%)	4.412%	3/31/31	110,000	98,980	(c)
Citigroup Inc., Senior Notes (4.658% to 5/24/27 then SOFR + 1.887%)	4.658%	5/24/28	120,000	114,730	(c)
Citigroup Inc., Senior Notes (4.910% to 5/24/32 then SOFR + 2.086%)	4.910%	5/24/33	110,000	100,159	(c)

See Notes to Schedule of Investments.

14	Western Asset Core Plus VIT Portfolio 2023 Quarterly Report

WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Portfolio net assets)	September 30, 2023

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Banks - (continued)
Citigroup Inc., Subordinated Notes	4.400%	6/10/25	10,000		$9,706
Citigroup Inc., Subordinated Notes	4.300%	11/20/26	80,000		75,880
Citigroup Inc., Subordinated Notes	4.450%	9/29/27	570,000		535,366
Citigroup Inc., Subordinated Notes	4.125%	7/25/28	170,000		154,783
Citigroup Inc., Subordinated Notes	5.300%	5/6/44	13,000		11,123
Citigroup Inc., Subordinated Notes	4.750%	5/18/46	70,000		54,857
Cooperatieve Rabobank UA, Senior Notes (3.758% to 4/6/32 then 1 year Treasury Constant Maturity Rate + 1.420%)	3.758%	4/6/33	510,000		425,647	(a)(c)
Credit Agricole SA, Senior Notes (1.907% to 6/16/25 then SOFR + 1.676%)	1.907%	6/16/26	250,000		232,496	(a)(c)
Danske Bank A/S, Senior Notes (3.244% to 12/20/24 then 3 mo. USD LIBOR + 1.591%)	3.244%	12/20/25	200,000		191,624	(a)(c)
Danske Bank A/S, Senior Notes (4.298% to 4/1/27 then 1 year Treasury Constant Maturity Rate + 1.750%)	4.298%	4/1/28	500,000		465,922	(a)(c)
HSBC Holdings PLC, Senior Notes	3.900%	5/25/26	220,000		208,249
HSBC Holdings PLC, Senior Notes (2.099% to 6/4/25 then SOFR + 1.929%)	2.099%	6/4/26	630,000		587,388	(c)
HSBC Holdings PLC, Senior Notes (3.973% to 5/22/29 then 3 mo. Term SOFR + 1.872%)	3.973%	5/22/30	250,000		219,992	(c)
Inter-American Development Bank, Senior Notes	7.350%	10/6/30	116,000,000	INR	1,389,658	(d)
Intesa Sanpaolo SpA, Subordinated Notes	5.017%	6/26/24	470,000		458,923	(a)
JPMorgan Chase & Co., Senior Notes (2.083% to 4/22/25 then SOFR + 1.850%)	2.083%	4/22/26	630,000		591,494	(c)
JPMorgan Chase & Co., Senior Notes (2.522% to 4/22/30 then SOFR + 2.040%)	2.522%	4/22/31	80,000		64,884	(c)
JPMorgan Chase & Co., Senior Notes (2.545% to 11/8/31 then SOFR + 1.180%)	2.545%	11/8/32	260,000		201,314	(c)
JPMorgan Chase & Co., Senior Notes (3.109% to 4/22/40 then 3 mo. Term SOFR + 2.460%)	3.109%	4/22/41	40,000		27,828	(c)
JPMorgan Chase & Co., Senior Notes (3.109% to 4/22/50 then SOFR + 2.440%)	3.109%	4/22/51	40,000		24,854	(c)
JPMorgan Chase & Co., Senior Notes (3.509% to 1/23/28 then 3 mo. Term SOFR + 1.207%)	3.509%	1/23/29	300,000		272,277	(c)
JPMorgan Chase & Co., Senior Notes (4.023% to 12/5/23 then 3 mo. Term SOFR + 1.262%)	4.023%	12/5/24	20,000		19,912	(c)

See Notes to Schedule of Investments.

Western Asset Core Plus VIT Portfolio 2023 Quarterly Report	15

WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Portfolio net assets)	September 30, 2023

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Banks - (continued)
JPMorgan Chase & Co., Senior Notes (4.203% to 7/23/28 then 3 mo. Term SOFR + 1.522%)	4.203%	7/23/29	140,000	$129,787	(c)
JPMorgan Chase & Co., Senior Notes (4.452% to 12/5/28 then 3 mo. Term SOFR + 1.592%)	4.452%	12/5/29	60,000	56,024	(c)
JPMorgan Chase & Co., Senior Notes (4.586% to 4/26/32 then SOFR + 1.800%)	4.586%	4/26/33	680,000	613,225	(c)
JPMorgan Chase & Co., Subordinated Notes	3.875%	9/10/24	60,000	58,790
JPMorgan Chase & Co., Subordinated Notes	4.250%	10/1/27	50,000	47,472
JPMorgan Chase & Co., Subordinated Notes	4.950%	6/1/45	30,000	25,682
Lloyds Banking Group PLC, Senior Notes (3.574% to 11/7/27 then 3 mo. USD LIBOR + 1.205%)	3.574%	11/7/28	400,000	357,603	(c)
Mitsubishi UFJ Financial Group Inc., Senior Notes (3.837% to 4/17/25 then 1 year Treasury Constant Maturity Rate + 1.125%)	3.837%	4/17/26	200,000	193,197	(c)
PNC Financial Services Group Inc., Senior Notes (5.582% to 6/12/28 then SOFR + 1.841%)	5.582%	6/12/29	320,000	310,590	(c)
PNC Financial Services Group Inc., Senior Notes (5.812% to 6/12/25 then SOFR + 1.322%)	5.812%	6/12/26	90,000	89,307	(c)
Royal Bank of Canada, Senior Notes	1.150%	6/10/25	170,000	157,263
Royal Bank of Canada, Senior Notes	3.875%	5/4/32	180,000	157,015
Santander Holdings USA Inc., Senior Notes	4.500%	7/17/25	70,000	67,896
Toronto-Dominion Bank, Senior Notes	1.150%	6/12/25	80,000	74,098
Toronto-Dominion Bank, Senior Notes	4.456%	6/8/32	190,000	170,502
Truist Financial Corp., Senior Notes (6.047% to 6/8/26 then SOFR + 2.050%)	6.047%	6/8/27	190,000	187,999	(c)
US Bancorp, Senior Notes	1.450%	5/12/25	10,000	9,331
US Bancorp, Senior Notes (2.215% to 1/27/27 then SOFR + 0.730%)	2.215%	1/27/28	30,000	26,480	(c)
US Bancorp, Senior Notes (5.775% to 6/12/28 then SOFR + 2.020%)	5.775%	6/12/29	200,000	194,787	(c)
US Bancorp, Senior Notes (5.836% to 6/10/33 then SOFR + 2.260%)	5.836%	6/12/34	70,000	66,075	(c)
Wells Fargo & Co., Senior Notes	3.750%	1/24/24	60,000	59,572
Wells Fargo & Co., Senior Notes	3.000%	10/23/26	530,000	486,984
Wells Fargo & Co., Senior Notes	4.150%	1/24/29	210,000	192,928

See Notes to Schedule of Investments.

16	Western Asset Core Plus VIT Portfolio 2023 Quarterly Report

WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Portfolio net assets)	September 30, 2023

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Banks - (continued)
Wells Fargo & Co., Senior Notes (2.188% to 4/30/25 then SOFR + 2.000%)	2.188%	4/30/26	150,000	$140,878	(c)
Wells Fargo & Co., Senior Notes (2.393% to 6/2/27 then SOFR + 2.100%)	2.393%	6/2/28	760,000	666,742	(c)
Wells Fargo & Co., Senior Notes (3.350% to 3/2/32 then SOFR + 1.500%)	3.350%	3/2/33	50,000	40,439	(c)
Wells Fargo & Co., Senior Notes (4.478% to 4/4/30 then 3 mo. Term SOFR + 4.032%)	4.478%	4/4/31	260,000	235,960	(c)
Wells Fargo & Co., Senior Notes (4.611% to 4/25/52 then SOFR + 2.130%)	4.611%	4/25/53	830,000	650,565	(c)
Wells Fargo & Co., Senior Notes (5.013% to 4/4/50 then 3 mo. Term SOFR + 4.502%)	5.013%	4/4/51	860,000	723,437	(c)
Wells Fargo & Co., Senior Notes (5.557% to 7/25/33 then SOFR + 1.990%)	5.557%	7/25/34	120,000	113,692	(c)
Wells Fargo & Co., Senior Notes (5.574% to 7/25/28 then SOFR + 1.740%)	5.574%	7/25/29	120,000	117,119	(c)
Wells Fargo & Co., Subordinated Notes	4.100%	6/3/26	50,000	47,513
Wells Fargo & Co., Subordinated Notes	4.300%	7/22/27	60,000	56,568
Wells Fargo & Co., Subordinated Notes	4.650%	11/4/44	220,000	171,319
Wells Fargo & Co., Subordinated Notes	4.900%	11/17/45	300,000	240,993
Wells Fargo & Co., Subordinated Notes	4.400%	6/14/46	40,000	29,649
Wells Fargo & Co., Subordinated Notes	4.750%	12/7/46	170,000	132,890

Total Banks				22,293,464

Capital Markets - 2.8%
Bank of New York Mellon Corp., Senior Notes	1.600%	4/24/25	50,000	46,878
Charles Schwab Corp., Senior Notes	5.875%	8/24/26	420,000	418,781
Charles Schwab Corp., Senior Notes (6.136% to 8/24/33 then SOFR + 2.010%)	6.136%	8/24/34	80,000	77,864	(c)
Credit Suisse AG, Senior Notes	7.950%	1/9/25	410,000	417,405
Credit Suisse AG, Senior Notes	2.950%	4/9/25	270,000	256,648
Credit Suisse AG AT1 Claim	—	1/1/50	590,000	0	*(e)(f)(g)
Credit Suisse AG, Senior Notes	7.500%	2/15/28	480,000	502,346
Goldman Sachs Group Inc., Senior Notes	3.850%	7/8/24	40,000	39,375
Goldman Sachs Group Inc., Senior Notes	3.500%	1/23/25	190,000	183,828
Goldman Sachs Group Inc., Senior Notes	3.500%	4/1/25	270,000	260,048
Goldman Sachs Group Inc., Senior Notes	3.500%	11/16/26	270,000	251,240
Goldman Sachs Group Inc., Senior Notes	6.250%	2/1/41	100,000	100,981
Goldman Sachs Group Inc., Senior Notes	4.750%	10/21/45	20,000	16,859

See Notes to Schedule of Investments.

Western Asset Core Plus VIT Portfolio 2023 Quarterly Report	17

WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Portfolio net assets)	September 30, 2023

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Capital Markets - (continued)
Goldman Sachs Group Inc., Senior Notes (2.650% to 10/21/31 then SOFR + 1.264%)	2.650%	10/21/32	1,470,000	$1,135,300	(c)
Goldman Sachs Group Inc., Senior Notes (2.908% to 7/21/41 then SOFR + 1.472%)	2.908%	7/21/42	370,000	239,290	(c)
Goldman Sachs Group Inc., Senior Notes (3.210% to 4/22/41 then SOFR + 1.513%)	3.210%	4/22/42	20,000	13,572	(c)
Goldman Sachs Group Inc., Senior Notes (3.615% to 3/15/27 then SOFR + 1.846%)	3.615%	3/15/28	40,000	36,922	(c)
Goldman Sachs Group Inc., Senior Notes (3.691% to 6/5/27 then 3 mo. Term SOFR + 1.772%)	3.691%	6/5/28	150,000	138,314	(c)
Goldman Sachs Group Inc., Senior Notes (3.814% to 4/23/28 then 3 mo. Term SOFR + 1.420%)	3.814%	4/23/29	120,000	109,022	(c)
Goldman Sachs Group Inc., Senior Notes (4.223% to 5/1/28 then 3 mo. Term SOFR + 1.563%)	4.223%	5/1/29	260,000	240,604	(c)
Goldman Sachs Group Inc., Subordinated Notes	4.250%	10/21/25	80,000	77,113
Goldman Sachs Group Inc., Subordinated Notes	6.750%	10/1/37	190,000	192,571
Goldman Sachs Group Inc., Subordinated Notes	5.150%	5/22/45	140,000	120,150
Intercontinental Exchange Inc., Senior Notes	4.600%	3/15/33	220,000	202,306
Intercontinental Exchange Inc., Senior Notes	4.950%	6/15/52	50,000	43,522
Morgan Stanley, Senior Notes (2.188% to 4/28/25 then SOFR + 1.990%)	2.188%	4/28/26	480,000	451,091	(c)
Morgan Stanley, Senior Notes (2.511% to 10/20/31 then SOFR + 1.200%)	2.511%	10/20/32	600,000	459,310	(c)
Morgan Stanley, Senior Notes (3.622% to 4/1/30 then SOFR + 3.120%)	3.622%	4/1/31	270,000	232,719	(c)
Morgan Stanley, Senior Notes (3.772% to 1/24/28 then 3 mo. Term SOFR + 1.402%)	3.772%	1/24/29	230,000	209,840	(c)
Morgan Stanley, Subordinated Notes (2.484% to 9/16/31 then SOFR + 1.360%)	2.484%	9/16/36	60,000	43,627	(c)
UBS AG, Senior Notes	4.500%	6/26/48	200,000	166,219	(a)
UBS Group AG, Junior Subordinated Notes (7.000% to 1/31/24 then USD 5 year ICE Swap Rate + 4.344%)	7.000%	1/31/24	350,000	345,758	(a)(b)(c)
UBS Group AG, Senior Notes	4.550%	4/17/26	250,000	240,164
UBS Group AG, Senior Notes	4.253%	3/23/28	500,000	459,922	(a)

See Notes to Schedule of Investments.

18	Western Asset Core Plus VIT Portfolio 2023 Quarterly Report

WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Portfolio net assets)	September 30, 2023

SEECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Capital Markets - (continued)
UBS Group AG, Senior Notes (4.194% to 4/1/30 then SOFR + 3.730%)	4.194%	4/1/31	250,000	$218,425	(a)(c)
UBS Group AG, Senior Notes (9.016% to 11/15/32 then SOFR + 5.020%)	9.016%	11/15/33	560,000	647,133	(a)(c)

Total Capital Markets				8,595,147

Consumer Finance - 0.1%
American Express Co., Senior Notes	3.375%	5/3/24	20,000	19,695
American Express Co., Senior Notes	4.050%	5/3/29	190,000	176,934

Total Consumer Finance				196,629

Financial Services - 0.8%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	2.450%	10/29/26	1,100,000	985,810
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	3.300%	1/30/32	830,000	660,120
Berkshire Hathaway Energy Co., Senior Notes	6.125%	4/1/36	97,000	97,566
Berkshire Hathaway Finance Corp., Senior Notes	4.250%	1/15/49	180,000	147,716
Mastercard Inc., Senior Notes	3.850%	3/26/50	20,000	15,422
Park Aerospace Holdings Ltd., Senior Notes	5.500%	2/15/24	50,000	49,759	(a)
PayPal Holdings Inc., Senior Notes	1.650%	6/1/25	70,000	65,531
PayPal Holdings Inc., Senior Notes	2.300%	6/1/30	80,000	65,443
USAA Capital Corp., Senior Notes	2.125%	5/1/30	150,000	120,791	(a)
Vanguard Group Inc.	3.050%	8/22/50	120,000	67,226
Visa Inc., Senior Notes	3.150%	12/14/25	10,000	9,548
Visa Inc., Senior Notes	2.050%	4/15/30	120,000	99,144
Visa Inc., Senior Notes	4.300%	12/14/45	190,000	161,009

Total Financial Services				2,545,085

Insurance - 0.1%
American International Group Inc., Senior Notes	2.500%	6/30/25	26,000	24,539
Guardian Life Global Funding, Secured Notes	1.100%	6/23/25	30,000	27,568	(a)
New York Life Global Funding, Senior Secured Notes	0.950%	6/24/25	60,000	55,250	(a)
Principal Life Global Funding II, Secured Notes	1.250%	6/23/25	30,000	27,689	(a)

See Notes to Schedule of Investments.

Western Asset Core Plus VIT Portfolio 2023 Quarterly Report	19

WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Portfolio net assets)	September 30, 2023

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Insurance - (continued)
Teachers Insurance & Annuity Association of America, Subordinated Notes	6.850%	12/16/39	8,000	$8,432	(a)
Teachers Insurance & Annuity Association of America, Subordinated Notes	4.900%	9/15/44	360,000	303,626	(a)

Total Insurance				447,104

TOTAL FINANCIALS				34,077,429

HEALTH CARE - 3.4%
Biotechnology - 0.6%
AbbVie Inc., Senior Notes	3.750%	11/14/23	20,000	19,951
AbbVie Inc., Senior Notes	2.600%	11/21/24	30,000	28,932
AbbVie Inc., Senior Notes	3.800%	3/15/25	170,000	165,298
AbbVie Inc., Senior Notes	3.600%	5/14/25	480,000	464,123
AbbVie Inc., Senior Notes	2.950%	11/21/26	70,000	64,989
AbbVie Inc., Senior Notes	3.200%	11/21/29	1,150,000	1,015,408
AbbVie Inc., Senior Notes	4.875%	11/14/48	10,000	8,751
AbbVie Inc., Senior Notes	4.250%	11/21/49	100,000	79,241
Amgen Inc., Senior Notes	4.663%	6/15/51	29,000	23,495
Gilead Sciences Inc., Senior Notes	3.500%	2/1/25	50,000	48,583
Gilead Sciences Inc., Senior Notes	3.650%	3/1/26	10,000	9,577
Gilead Sciences Inc., Senior Notes	4.750%	3/1/46	50,000	42,869

Total Biotechnology				1,971,217

Health Care Equipment & Supplies - 0.2%
Abbott Laboratories, Senior Notes	4.750%	11/30/36	230,000	218,732
Abbott Laboratories, Senior Notes	4.900%	11/30/46	40,000	36,463
Becton Dickinson & Co., Senior Notes	3.363%	6/6/24	68,000	66,813
Becton Dickinson & Co., Senior Notes	3.734%	12/15/24	9,000	8,782
Becton Dickinson & Co., Senior Notes	4.685%	12/15/44	8,000	6,732
Roche Holdings Inc., Senior Notes	2.607%	12/13/51	200,000	119,772	(a)

Total Health Care Equipment & Supplies				457,294

Health Care Providers & Services - 1.5%
Centene Corp., Senior Notes	4.250%	12/15/27	50,000	46,138
Centene Corp., Senior Notes	4.625%	12/15/29	80,000	72,144
Centene Corp., Senior Notes	3.375%	2/15/30	10,000	8,352
Centene Corp., Senior Notes	3.000%	10/15/30	10,000	8,078
Cigna Group, Senior Notes	4.125%	11/15/25	70,000	67,796
Cigna Group, Senior Notes	4.375%	10/15/28	310,000	293,413
Cigna Group, Senior Notes	4.800%	8/15/38	430,000	379,107
Cigna Group, Senior Notes	4.900%	12/15/48	20,000	16,873
Cigna Group, Senior Notes	3.400%	3/15/50	100,000	65,796

See Notes to Schedule of Investments.

20	Western Asset Core Plus VIT Portfolio 2023 Quarterly Report

WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Portfolio net assets)	September 30, 2023

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Health Care Providers & Services - (continued)
CVS Health Corp., Senior Notes	3.875%	7/20/25	10,000	$9,666
CVS Health Corp., Senior Notes	3.625%	4/1/27	30,000	28,043
CVS Health Corp., Senior Notes	4.300%	3/25/28	136,000	128,753
CVS Health Corp., Senior Notes	3.750%	4/1/30	400,000	353,728
CVS Health Corp., Senior Notes	1.875%	2/28/31	20,000	15,264
CVS Health Corp., Senior Notes	2.125%	9/15/31	80,000	61,223
CVS Health Corp., Senior Notes	4.125%	4/1/40	20,000	15,559
CVS Health Corp., Senior Notes	5.125%	7/20/45	150,000	126,349
CVS Health Corp., Senior Notes	5.050%	3/25/48	680,000	565,488
Elevance Health Inc., Senior Notes	3.350%	12/1/24	50,000	48,546
Elevance Health Inc., Senior Notes	3.650%	12/1/27	220,000	204,043
Elevance Health Inc., Senior Notes	4.100%	5/15/32	180,000	160,432
Elevance Health Inc., Senior Notes	4.550%	5/15/52	70,000	56,725
HCA Inc., Senior Notes	5.375%	2/1/25	20,000	19,799
HCA Inc., Senior Notes	5.250%	4/15/25	30,000	29,639
HCA Inc., Senior Notes	5.250%	6/15/26	30,000	29,378
HCA Inc., Senior Notes	5.375%	9/1/26	60,000	58,905
HCA Inc., Senior Notes	4.500%	2/15/27	40,000	38,201
HCA Inc., Senior Notes	5.625%	9/1/28	100,000	97,566
HCA Inc., Senior Notes	3.500%	9/1/30	170,000	143,887
HCA Inc., Senior Notes	5.500%	6/15/47	30,000	25,637
Humana Inc., Senior Notes	4.500%	4/1/25	20,000	19,645
Humana Inc., Senior Notes	3.950%	3/15/27	470,000	446,106
Humana Inc., Senior Notes	2.150%	2/3/32	30,000	22,686
Tenet Healthcare Corp., Senior Secured Notes	4.375%	1/15/30	10,000	8,614
UnitedHealth Group Inc., Senior Notes	1.250%	1/15/26	20,000	18,229
UnitedHealth Group Inc., Senior Notes	3.875%	12/15/28	340,000	319,506
UnitedHealth Group Inc., Senior Notes	4.000%	5/15/29	130,000	121,728
UnitedHealth Group Inc., Senior Notes	2.000%	5/15/30	30,000	24,307
UnitedHealth Group Inc., Senior Notes	2.300%	5/15/31	20,000	16,170
UnitedHealth Group Inc., Senior Notes	4.200%	5/15/32	90,000	82,174
UnitedHealth Group Inc., Senior Notes	4.250%	6/15/48	20,000	15,994
UnitedHealth Group Inc., Senior Notes	4.450%	12/15/48	20,000	16,541
UnitedHealth Group Inc., Senior Notes	3.700%	8/15/49	100,000	72,130
UnitedHealth Group Inc., Senior Notes	2.900%	5/15/50	30,000	18,452
UnitedHealth Group Inc., Senior Notes	3.250%	5/15/51	180,000	118,475

See Notes to Schedule of Investments.

Western Asset Core Plus VIT Portfolio 2023 Quarterly Report	21

WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Portfolio net assets)	September 30, 2023

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Health Care Providers & Services - (continued)
UnitedHealth Group Inc., Senior Notes	3.875%	8/15/59	50,000	$35,652
UnitedHealth Group Inc., Senior Notes	3.125%	5/15/60	10,000	6,069

Total Health Care Providers & Services				4,537,006

Pharmaceuticals - 1.1%
Bausch Health Cos. Inc., Senior Notes	6.250%	2/15/29	90,000	35,680	(a)
Bausch Health Cos. Inc., Senior Notes	7.250%	5/30/29	20,000	8,058	(a)
Bausch Health Cos. Inc., Senior Secured Notes	5.500%	11/1/25	10,000	8,872	(a)
Bristol-Myers Squibb Co., Senior Notes	2.900%	7/26/24	71,000	69,416
Bristol-Myers Squibb Co., Senior Notes	3.200%	6/15/26	5,000	4,745
Bristol-Myers Squibb Co., Senior Notes	3.400%	7/26/29	158,000	143,230
Johnson & Johnson, Senior Notes	2.100%	9/1/40	460,000	294,736
Merck & Co. Inc., Senior Notes	1.450%	6/24/30	50,000	39,202
Merck & Co. Inc., Senior Notes	2.750%	12/10/51	320,000	193,527
Pfizer Inc., Senior Notes	2.625%	4/1/30	460,000	393,088
Pfizer Inc., Senior Notes	1.700%	5/28/30	70,000	56,162
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	3.150%	10/1/26	2,060,000	1,837,747
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	5.125%	5/9/29	460,000	416,357
Wyeth LLC, Senior Notes	5.950%	4/1/37	10,000	10,284

Total Pharmaceuticals				3,511,104

TOTAL HEALTH CARE				10,476,621

INDUSTRIALS - 2.9%
Aerospace & Defense - 1.4%
Boeing Co., Senior Notes	4.875%	5/1/25	160,000	157,277
Boeing Co., Senior Notes	2.196%	2/4/26	660,000	606,152
Boeing Co., Senior Notes	3.100%	5/1/26	20,000	18,684
Boeing Co., Senior Notes	2.700%	2/1/27	40,000	36,242
Boeing Co., Senior Notes	2.800%	3/1/27	50,000	45,288
Boeing Co., Senior Notes	3.200%	3/1/29	130,000	114,253
Boeing Co., Senior Notes	5.150%	5/1/30	390,000	372,766
Boeing Co., Senior Notes	3.250%	2/1/35	260,000	200,101
Boeing Co., Senior Notes	3.550%	3/1/38	20,000	14,682
Boeing Co., Senior Notes	5.705%	5/1/40	190,000	175,432
Boeing Co., Senior Notes	3.750%	2/1/50	80,000	54,439
Boeing Co., Senior Notes	5.805%	5/1/50	530,000	480,376
Boeing Co., Senior Notes	5.930%	5/1/60	40,000	35,966
General Dynamics Corp., Senior Notes	3.250%	4/1/25	20,000	19,349

See Notes to Schedule of Investments.

22	Western Asset Core Plus VIT Portfolio 2023 Quarterly Report

WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Portfolio net assets)	September 30, 2023

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Aerospace & Defense - (continued)
General Dynamics Corp., Senior Notes	3.500%	5/15/25	20,000	$19,377
General Dynamics Corp., Senior Notes	4.250%	4/1/40	10,000	8,504
General Dynamics Corp., Senior Notes	4.250%	4/1/50	140,000	115,208
L3Harris Technologies Inc., Senior Notes	5.054%	4/27/45	60,000	52,330
Lockheed Martin Corp., Senior Notes	3.900%	6/15/32	160,000	143,585
Lockheed Martin Corp., Senior Notes	4.500%	5/15/36	30,000	27,382
Lockheed Martin Corp., Senior Notes	4.150%	6/15/53	530,000	418,826
Northrop Grumman Corp., Senior Notes	2.930%	1/15/25	10,000	9,647
Northrop Grumman Corp., Senior Notes	3.250%	1/15/28	440,000	403,791
Northrop Grumman Corp., Senior Notes	5.250%	5/1/50	250,000	230,970
RTX Corp., Senior Notes	3.150%	12/15/24	40,000	38,735
RTX Corp., Senior Notes	4.125%	11/16/28	130,000	121,306
RTX Corp., Senior Notes	2.250%	7/1/30	70,000	56,377
RTX Corp., Senior Notes	4.500%	6/1/42	260,000	212,996
RTX Corp., Senior Notes	3.030%	3/15/52	160,000	96,442

Total Aerospace & Defense				4,286,483

Building Products - 0.0%††
Builders FirstSource Inc., Senior Notes	4.250%	2/1/32	20,000	16,425	(a)
Carrier Global Corp., Senior Notes	3.577%	4/5/50	10,000	6,758

Total Building Products				23,183

Commercial Services & Supplies - 0.1%
ADT Security Corp., Senior Secured Notes	4.125%	8/1/29	10,000	8,466	(a)
Cintas Corp. No 2, Senior Notes	3.700%	4/1/27	160,000	151,802
GFL Environmental Inc., Senior Secured Notes	4.250%	6/1/25	50,000	48,101	(a)

Total Commercial Services & Supplies				208,369

Electrical Equipment - 0.0%††
Eaton Corp., Senior Notes	4.150%	11/2/42	20,000	16,298

Ground Transportation - 0.3%
Burlington Northern Santa Fe LLC, Senior Notes	2.875%	6/15/52	100,000	61,662
Canadian Pacific Railway Co., Senior Notes	3.100%	12/2/51	200,000	125,276
Union Pacific Corp., Senior Notes	3.750%	7/15/25	70,000	67,838
Union Pacific Corp., Senior Notes	2.891%	4/6/36	280,000	212,331
Union Pacific Corp., Senior Notes	3.839%	3/20/60	370,000	260,108
Union Pacific Corp., Senior Notes	3.750%	2/5/70	60,000	40,255

Total Ground Transportation				767,470

Industrial Conglomerates - 0.1%
3M Co., Senior Notes	2.375%	8/26/29	80,000	66,957

See Notes to Schedule of Investments.

Western Asset Core Plus VIT Portfolio 2023 Quarterly Report	23

WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Portfolio net assets)	September 30, 2023

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Industrial Conglomerates - (continued)
3M Co., Senior Notes	3.050%	4/15/30	120,000	$103,832
3M Co., Senior Notes	3.700%	4/15/50	120,000	85,732

Total Industrial Conglomerates				256,521

Machinery - 0.0%††
Deere & Co., Senior Notes	3.100%	4/15/30	10,000	8,801
Deere & Co., Senior Notes	3.750%	4/15/50	100,000	79,152
Otis Worldwide Corp., Senior Notes	2.056%	4/5/25	10,000	9,444
Vertiv Group Corp., Senior Secured Notes	4.125%	11/15/28	30,000	26,397	(a)

Total Machinery				123,794

Passenger Airlines - 0.3%
Delta Air Lines Inc., Senior Notes	2.900%	10/28/24	60,000	57,721
Delta Air Lines Inc., Senior Notes	7.375%	1/15/26	100,000	101,316
Delta Air Lines Inc./SkyMiles IP Ltd., Senior Secured Notes	4.500%	10/20/25	66,000	64,131	(a)
Delta Air Lines Inc./SkyMiles IP Ltd., Senior Secured Notes	4.750%	10/20/28	150,000	142,607	(a)
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., Senior Secured Notes	6.500%	6/20/27	67,500	66,946	(a)
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., Senior Secured Notes	8.000%	9/20/25	60,000	60,023	(a)
United Airlines Inc., Senior Secured Notes	4.375%	4/15/26	180,000	166,642	(a)
United Airlines Inc., Senior Secured Notes	4.625%	4/15/29	480,000	413,076	(a)

Total Passenger Airlines				1,072,462

Trading Companies & Distributors - 0.7%
Air Lease Corp., Senior Notes	3.375%	7/1/25	40,000	38,020
Air Lease Corp., Senior Notes	5.300%	2/1/28	160,000	154,686
H&E Equipment Services Inc., Senior Notes	3.875%	12/15/28	1,120,000	957,616	(a)
United Rentals North America Inc., Secured Notes	3.875%	11/15/27	20,000	18,124
United Rentals North America Inc., Senior Notes	4.875%	1/15/28	20,000	18,701
United Rentals North America Inc., Senior Notes	5.250%	1/15/30	100,000	92,623
United Rentals North America Inc., Senior Notes	3.875%	2/15/31	1,090,000	908,101
United Rentals North America Inc., Senior Notes	3.750%	1/15/32	60,000	48,495

Total Trading Companies & Distributors				2,236,366

TOTAL INDUSTRIALS				8,990,946

See Notes to Schedule of Investments.

24	Western Asset Core Plus VIT Portfolio 2023 Quarterly Report

WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Portfolio net assets)	September 30, 2023

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
INFORMATION TECHNOLOGY - 1.1%
IT Services - 0.1%
International Business Machines Corp., Senior Notes	3.000%	5/15/24	320,000	$314,625

Semiconductors & Semiconductor Equipment - 0.6%
Broadcom Inc., Senior Notes	3.137%	11/15/35	700,000	510,599	(a)
Broadcom Inc., Senior Notes	4.926%	5/15/37	10,000	8,624	(a)
Intel Corp., Senior Notes	3.700%	7/29/25	40,000	38,735
Intel Corp., Senior Notes	1.600%	8/12/28	220,000	186,143
Intel Corp., Senior Notes	5.125%	2/10/30	120,000	117,815
Intel Corp., Senior Notes	4.750%	3/25/50	70,000	57,940
Intel Corp., Senior Notes	3.050%	8/12/51	30,000	18,265
Micron Technology Inc., Senior Notes	5.875%	2/9/33	80,000	76,484
NVIDIA Corp., Senior Notes	2.850%	4/1/30	140,000	122,219
NVIDIA Corp., Senior Notes	3.500%	4/1/40	110,000	86,675
NVIDIA Corp., Senior Notes	3.500%	4/1/50	550,000	401,224
NVIDIA Corp., Senior Notes	3.700%	4/1/60	70,000	51,341
NXP BV/NXP Funding LLC/NXP USA Inc., Senior Notes	2.700%	5/1/25	20,000	19,002
Texas Instruments Inc., Senior Notes	1.750%	5/4/30	50,000	40,498

Total Semiconductors & Semiconductor Equipment				1,735,564

Software - 0.4%
Microsoft Corp., Senior Notes	2.875%	2/6/24	200,000	198,126
Microsoft Corp., Senior Notes	2.700%	2/12/25	140,000	135,218
Microsoft Corp., Senior Notes	3.300%	2/6/27	40,000	37,972
Microsoft Corp., Senior Notes	3.450%	8/8/36	5,000	4,220
Microsoft Corp., Senior Notes	2.525%	6/1/50	110,000	67,048
Microsoft Corp., Senior Notes	2.921%	3/17/52	245,000	160,863
Microsoft Corp., Senior Notes	3.041%	3/17/62	42,000	26,622
Open Text Holdings Inc., Senior Notes	4.125%	2/15/30	10,000	8,377	(a)
Open Text Holdings Inc., Senior Notes	4.125%	12/1/31	10,000	7,989	(a)
Oracle Corp., Senior Notes	1.650%	3/25/26	140,000	126,847
Oracle Corp., Senior Notes	2.950%	4/1/30	10,000	8,419
Oracle Corp., Senior Notes	4.650%	5/6/30	120,000	112,284
Oracle Corp., Senior Notes	2.875%	3/25/31	520,000	424,981
Salesforce Inc., Senior Notes	3.700%	4/11/28	30,000	28,321

Total Software				1,347,287

Technology Hardware, Storage & Peripherals - 0.0%††
Apple Inc., Senior Notes	2.450%	8/4/26	100,000	92,933

TOTAL INFORMATION TECHNOLOGY				3,490,409

See Notes to Schedule of Investments.

Western Asset Core Plus VIT Portfolio 2023 Quarterly Report	25

WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Portfolio net assets)	September 30, 2023

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
MATERIALS - 1.2%
Chemicals - 0.1%
OCP SA, Senior Notes	3.750%	6/23/31	200,000	$158,465	(a)
Orbia Advance Corp. SAB de CV, Senior Notes	2.875%	5/11/31	300,000	233,706	(a)

Total Chemicals				392,171

Containers & Packaging - 0.0%††
Ball Corp., Senior Notes	3.125%	9/15/31	80,000	62,763

Metals & Mining - 0.9%
Anglo American Capital PLC, Senior Notes	3.625%	9/11/24	300,000	292,787	(a)
Barrick North America Finance LLC, Senior Notes	5.700%	5/30/41	180,000	172,713
BHP Billiton Finance USA Ltd., Senior Notes	5.000%	9/30/43	250,000	225,907
First Quantum Minerals Ltd., Senior Notes	6.875%	10/15/27	220,000	211,356	(a)
First Quantum Minerals Ltd., Senior Notes	8.625%	6/1/31	200,000	199,286	(a)
Freeport-McMoRan Inc., Senior Notes	4.550%	11/14/24	10,000	9,828
Freeport-McMoRan Inc., Senior Notes	4.625%	8/1/30	30,000	27,068
Freeport-McMoRan Inc., Senior Notes	5.400%	11/14/34	40,000	36,665
Freeport-McMoRan Inc., Senior Notes	5.450%	3/15/43	310,000	264,709
Glencore Funding LLC, Senior Notes	4.125%	3/12/24	10,000	9,916	(a)
Glencore Funding LLC, Senior Notes	4.625%	4/29/24	130,000	128,719	(a)
Glencore Funding LLC, Senior Notes	4.000%	3/27/27	420,000	394,506	(a)
Glencore Funding LLC, Senior Notes	3.875%	10/27/27	70,000	65,192	(a)
Southern Copper Corp., Senior Notes	5.250%	11/8/42	450,000	389,438
Teck Resources Ltd., Senior Notes	6.000%	8/15/40	10,000	8,961
Vale Overseas Ltd., Senior Notes	6.875%	11/21/36	149,000	150,052

Total Metals & Mining				2,587,103

Paper & Forest Products - 0.2%
Suzano Austria GmbH, Senior Notes	3.750%	1/15/31	200,000	164,567
Suzano Austria GmbH, Senior Notes	3.125%	1/15/32	600,000	461,371

Total Paper & Forest Products				625,938

TOTAL MATERIALS				3,667,975

REAL ESTATE - 0.0%††
Health Care REITs - 0.0%††
CTR Partnership LP/CareTrust Capital Corp., Senior Notes	3.875%	6/30/28	20,000	17,123	(a)

UTILITIES - 0.3%
Electric Utilities - 0.2%
American Transmission Systems Inc., Senior Notes	2.650%	1/15/32	150,000	118,717	(a)

See Notes to Schedule of Investments.

26	Western Asset Core Plus VIT Portfolio 2023 Quarterly Report

WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Portfolio net assets)	September 30, 2023

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Electric Utilities - (continued)
Duke Energy Carolinas LLC, First Mortgage Bonds	5.300%	2/15/40	110,000	$102,064
FirstEnergy Corp., Senior Notes	1.600%	1/15/26	30,000	27,007
FirstEnergy Corp., Senior Notes	4.150%	7/15/27	270,000	251,188
FirstEnergy Corp., Senior Notes	5.100%	7/15/47	150,000	127,478
Pacific Gas and Electric Co., First Mortgage Bonds	2.100%	8/1/27	40,000	34,227
Pacific Gas and Electric Co., First Mortgage Bonds	2.500%	2/1/31	50,000	38,075

Total Electric Utilities				698,756

Multi-Utilities - 0.1%
Consolidated Edison Co. of New York Inc., Senior Notes	3.350%	4/1/30	110,000	96,670
Consolidated Edison Co. of New York Inc., Senior Notes	3.950%	4/1/50	90,000	66,634

Total Multi-Utilities				163,304

TOTAL UTILITIES				862,060

TOTAL CORPORATE BONDS & NOTES (Cost - $117,357,292)				104,788,928

MORTGAGE-BACKED SECURITIES - 33.3%
FHLMC - 10.2%
Federal Home Loan Mortgage Corp. (FHLMC)	4.600%	2/1/30	100,000	95,076
Federal Home Loan Mortgage Corp. (FHLMC)	3.000%	10/1/32-2/1/52	1,179,453	994,448
Federal Home Loan Mortgage Corp. (FHLMC)	4.650%	1/1/33	100,000	95,047
Federal Home Loan Mortgage Corp. (FHLMC)	3.500%	4/1/33-6/1/52	1,865,224	1,619,523
Federal Home Loan Mortgage Corp. (FHLMC)	4.500%	6/1/38-12/1/52	2,467,472	2,296,183
Federal Home Loan Mortgage Corp. (FHLMC)	2.000%	10/1/40-11/1/51	9,052,499	7,090,867
Federal Home Loan Mortgage Corp. (FHLMC)	1.500%	11/1/40-3/1/52	2,614,291	1,999,645
Federal Home Loan Mortgage Corp. (FHLMC)	5.000%	6/1/41-6/1/53	1,891,838	1,790,761
Federal Home Loan Mortgage Corp. (FHLMC)	2.500%	3/1/42-4/1/52	10,532,337	8,481,474
Federal Home Loan Mortgage Corp. (FHLMC)	4.000%	7/1/49-2/1/53	1,731,334	1,554,687
Federal Home Loan Mortgage Corp. (FHLMC)	5.500%	12/1/52-7/1/53	1,941,626	1,881,142

See Notes to Schedule of Investments.

Western Asset Core Plus VIT Portfolio 2023 Quarterly Report	27

WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Portfolio net assets)	September 30, 2023

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
FHLMC - (continued)
Federal Home Loan Mortgage Corp. (FHLMC)	6.000%	12/1/52	185,975	$184,182
Federal Home Loan Mortgage Corp. (FHLMC)	6.500%	1/1/53-5/1/53	652,710	658,219
Federal Home Loan Mortgage Corp. (FHLMC) (1 year Refinitiv USD IBOR Consumer Cash Fallbacks + 1.619%)	2.871%	11/1/47	222,083	210,278	(c)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year Refinitiv USD IBOR Consumer Cash Fallbacks + 1.621%)	3.097%	2/1/50	110,695	104,390	(c)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year Refinitiv USD IBOR Consumer Cash Fallbacks + 1.628%)	3.005%	11/1/48	221,020	205,086	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Gold	4.000%	6/1/43	1,377,027	1,263,019
Federal Home Loan Mortgage Corp. (FHLMC) Gold	3.500%	3/1/45	256,978	226,771
Federal Home Loan Mortgage Corp. (FHLMC) Gold	3.000%	10/1/46-5/1/47	1,398,304	1,185,917

Total FHLMC				31,936,715

FNMA - 14.7%
Federal National Mortgage Association (FNMA)	4.490%	6/1/28	100,000	97,063
Federal National Mortgage Association (FNMA)	4.830%	9/1/28	100,000	98,530
Federal National Mortgage Association (FNMA)	5.340%	9/1/28	100,000	100,788
Federal National Mortgage Association (FNMA)	5.130%	10/1/28	200,000	199,164	(e)(h)
Federal National Mortgage Association (FNMA)	3.780%	1/1/29	195,055	182,461
Federal National Mortgage Association (FNMA)	3.450%	3/1/29	18,904	17,426
Federal National Mortgage Association (FNMA)	3.160%	5/1/29	56,479	50,914
Federal National Mortgage Association (FNMA)	3.250%	5/1/29	19,263	17,538
Federal National Mortgage Association (FNMA)	2.930%	6/1/30	37,485	33,027
Federal National Mortgage Association (FNMA)	3.800%	6/1/30	100,000	92,025

See Notes to Schedule of Investments.

28	Western Asset Core Plus VIT Portfolio 2023 Quarterly Report

WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Portfolio net assets)	September 30, 2023

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
FNMA - (continued)
Federal National Mortgage Association (FNMA)	4.740%	6/1/30	100,000	$95,967
Federal National Mortgage Association (FNMA)	2.149%	2/1/32	79,575	63,497	(c)
Federal National Mortgage Association (FNMA)	3.345%	6/1/32	100,000	87,029
Federal National Mortgage Association (FNMA)	3.840%	7/1/32	100,000	90,375
Federal National Mortgage Association (FNMA)	3.890%	7/1/32	200,000	178,510
Federal National Mortgage Association (FNMA)	4.060%	7/1/32	100,000	90,388
Federal National Mortgage Association (FNMA)	3.980%	10/1/32	200,000	179,275
Federal National Mortgage Association (FNMA)	5.350%	7/1/33	100,000	100,781
Federal National Mortgage Association (FNMA)	5.140%	11/1/33	100,000	99,430	(e)(h)
Federal National Mortgage Association (FNMA)	3.500%	12/1/34-6/1/52	5,153,050	4,490,492
Federal National Mortgage Association (FNMA)	3.000%	7/1/35-6/1/52	9,108,831	7,668,942
Federal National Mortgage Association (FNMA)	2.500%	9/1/36-6/1/62	8,974,777	7,181,519
Federal National Mortgage Association (FNMA)	3.870%	5/1/37	100,000	85,761
Federal National Mortgage Association (FNMA)	4.000%	10/1/40-6/1/57	2,695,836	2,436,632
Federal National Mortgage Association (FNMA)	2.000%	3/1/41-3/1/52	9,982,436	7,714,743
Federal National Mortgage Association (FNMA)	1.500%	1/1/42-3/1/51	543,137	396,025
Federal National Mortgage Association (FNMA)	4.500%	6/1/47-1/1/59	1,595,568	1,479,969
Federal National Mortgage Association (FNMA)	5.000%	11/1/48-5/1/53	973,378	920,502
Federal National Mortgage Association (FNMA)	6.000%	1/1/53-7/1/53	967,370	957,125
Federal National Mortgage Association (FNMA)	6.500%	1/1/53	368,922	373,602

See Notes to Schedule of Investments.

Western Asset Core Plus VIT Portfolio 2023 Quarterly Report	29

WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Portfolio net assets)	September 30, 2023

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
FNMA - (continued)
Federal National Mortgage Association (FNMA)	5.500%	2/1/53-9/1/53	1,980,651	$1,918,045
Federal National Mortgage Association (FNMA)	2.000%	10/1/53	1,000,000	760,859	(h)
Federal National Mortgage Association (FNMA)	3.500%	10/1/53	200,000	172,016	(h)
Federal National Mortgage Association (FNMA)	4.000%	10/1/53	600,000	534,234	(h)
Federal National Mortgage Association (FNMA)	4.500%	10/1/53	500,000	459,102	(h)
Federal National Mortgage Association (FNMA)	5.000%	10/1/53	600,000	566,109	(h)
Federal National Mortgage Association (FNMA)	5.500%	10/1/53	1,000,000	966,445	(h)
Federal National Mortgage Association (FNMA)	6.000%	10/1/53	3,100,000	3,059,555	(h)
Federal National Mortgage Association (FNMA)	6.500%	10/1/53	1,700,000	1,707,836	(h)

Total FNMA				45,723,701

GNMA - 8.4%
Government National Mortgage Association (GNMA)	3.000%	9/15/42-10/15/42	91,258	79,496
Government National Mortgage Association (GNMA)	3.500%	5/15/50	40,216	35,861
Government National Mortgage Association (GNMA) II	4.000%	10/20/45-4/20/53	1,970,564	1,795,517
Government National Mortgage Association (GNMA) II	3.500%	1/20/46-12/20/52	3,165,157	2,784,536
Government National Mortgage Association (GNMA) II	3.000%	11/20/46-4/20/53	6,711,473	5,694,276
Government National Mortgage Association (GNMA) II	4.500%	8/20/47-9/20/52	2,315,685	2,158,363
Government National Mortgage Association (GNMA) II	5.000%	5/20/48-1/20/53	2,246,161	2,142,419
Government National Mortgage Association (GNMA) II	2.500%	1/20/51-2/20/53	3,220,304	2,618,995
Government National Mortgage Association (GNMA) II	2.000%	2/20/51	565,711	448,976
Government National Mortgage Association (GNMA) II	5.500%	11/20/52-2/20/53	672,251	654,218

See Notes to Schedule of Investments.

30	Western Asset Core Plus VIT Portfolio 2023 Quarterly Report

WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Portfolio net assets)	September 30, 2023

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
GNMA - (continued)
Government National Mortgage Association (GNMA) II	6.000%	7/20/53	398,225	$394,997	(d)
Government National Mortgage Association (GNMA) II	2.000%	10/20/53	100,000	79,074	(h)
Government National Mortgage Association (GNMA) II	2.500%	10/20/53	300,000	245,238	(h)
Government National Mortgage Association (GNMA) II	3.000%	10/20/53	100,000	84,766	(h)
Government National Mortgage Association (GNMA) II	3.500%	10/20/53	500,000	438,008	(h)
Government National Mortgage Association (GNMA) II	4.000%	10/20/53	500,000	450,527	(h)
Government National Mortgage Association (GNMA) II	4.500%	10/20/53	600,000	554,320	(h)
Government National Mortgage Association (GNMA) II	5.000%	10/20/53	1,600,000	1,516,250	(h)
Government National Mortgage Association (GNMA) II	5.500%	10/20/53	1,700,000	1,649,797	(h)
Government National Mortgage Association (GNMA) II	6.000%	10/20/53	1,900,000	1,882,781	(h)
Government National Mortgage Association (GNMA) II	6.500%	10/20/53	500,000	502,852	(h)

Total GNMA				26,211,267

TOTAL MORTGAGE-BACKED SECURITIES (Cost - $112,999,180)				103,871,683

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 11.6%
U.S. Government Obligations - 11.6%
U.S. Treasury Bonds	1.125%	8/15/40	980,000	557,490
U.S. Treasury Bonds	1.375%	11/15/40	240,000	142,144
U.S. Treasury Bonds	1.875%	2/15/41	690,000	445,400
U.S. Treasury Bonds	2.000%	11/15/41	1,750,000	1,136,304
U.S. Treasury Bonds	3.875%	2/15/43	840,000	731,194
U.S. Treasury Bonds	3.875%	5/15/43	6,200,000	5,391,094
U.S. Treasury Bonds	3.625%	8/15/43	80,000	66,773
U.S. Treasury Bonds	4.375%	8/15/43	2,730,000	2,547,431	(d)
U.S. Treasury Bonds	3.125%	8/15/44	110,000	84,081
U.S. Treasury Bonds	2.875%	8/15/45	110,000	79,707
U.S. Treasury Bonds	3.375%	11/15/48	160,000	125,534
U.S. Treasury Bonds	3.000%	2/15/49	900,000	658,020
U.S. Treasury Bonds	2.875%	5/15/49	290,000	206,942
U.S. Treasury Bonds	1.250%	5/15/50	1,100,000	519,256

See Notes to Schedule of Investments.

Western Asset Core Plus VIT Portfolio 2023 Quarterly Report	31

WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Portfolio net assets)	September 30, 2023

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
U.S. Government Obligations - (continued)
U.S. Treasury Bonds	1.375%	8/15/50	2,330,000	$1,137,695
U.S. Treasury Bonds	1.625%	11/15/50	1,990,000	1,042,846
U.S. Treasury Bonds	1.875%	2/15/51	30,000	16,822
U.S. Treasury Bonds	2.375%	5/15/51	1,830,000	1,161,049
U.S. Treasury Bonds	2.000%	8/15/51	1,570,000	906,307
U.S. Treasury Bonds	1.875%	11/15/51	301,000	167,866
U.S. Treasury Bonds	3.000%	8/15/52	3,300,000	2,405,520
U.S. Treasury Bonds	4.000%	11/15/52	430,000	381,222
U.S. Treasury Bonds	3.625%	2/15/53	1,150,000	951,355
U.S. Treasury Bonds	3.625%	5/15/53	120,000	99,384
U.S. Treasury Notes	0.250%	11/15/23	10,000	9,938
U.S. Treasury Notes	2.500%	4/30/24	1,350,000	1,327,098
U.S. Treasury Notes	0.250%	5/31/25	460,000	424,224
U.S. Treasury Notes	5.000%	8/31/25	600,000	598,828
U.S. Treasury Notes	4.625%	3/15/26	50,000	49,658
U.S. Treasury Notes	0.750%	3/31/26	310,000	280,380
U.S. Treasury Notes	4.625%	9/15/26	30,000	29,855
U.S. Treasury Notes	1.250%	12/31/26	20,000	17,919
U.S. Treasury Notes	2.750%	4/30/27	1,530,000	1,430,968
U.S. Treasury Notes	4.125%	9/30/27	50,000	48,967
U.S. Treasury Notes	4.000%	2/29/28	40,000	38,970
U.S. Treasury Notes	3.625%	3/31/28	130,000	124,648
U.S. Treasury Notes	1.000%	7/31/28	1,690,000	1,425,872
U.S. Treasury Notes	4.125%	7/31/28	40,000	39,141
U.S. Treasury Notes	1.125%	8/31/28	1,920,000	1,626,263
U.S. Treasury Notes	4.375%	8/31/28	1,160,000	1,148,581
U.S. Treasury Notes	2.875%	4/30/29	2,010,000	1,835,931
U.S. Treasury Notes	4.125%	8/31/30	3,450,000	3,349,195
U.S. Treasury Notes	3.500%	2/15/33	20,000	18,353
U.S. Treasury Notes	3.375%	5/15/33	1,095,000	993,199
U.S. Treasury Notes	3.875%	8/15/33	120,000	113,400
U.S. Treasury Strip Principal (STRIPS)	0.000%	5/15/49	950,000	284,131

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $44,056,085)				36,176,955

COLLATERALIZED MORTGAGE OBLIGATIONS(i) - 11.2%
280 Park Avenue Mortgage Trust, 2017-280P F (1 mo. Term SOFR + 2.877%)	8.457%	9/15/34	410,000	340,864	(a)(c)
Angel Oak Mortgage Trust, 2022-3 A3	4.141%	1/25/67	563,276	490,649	(a)(c)
BANK, 2017-BNK5 A5	3.390%	6/15/60	640,000	584,453
BANK, 2017-BNK6 A4	3.254%	7/15/60	360,000	330,232

See Notes to Schedule of Investments.

32	Western Asset Core Plus VIT Portfolio 2023 Quarterly Report

WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Portfolio net assets)	September 30, 2023

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(i) - (continued)
BANK, 2017-BNK7 A5	3.435%	9/15/60	580,000	$527,920
BANK, 2017-BNK7 XA, IO	0.849%	9/15/60	2,943,970	63,136	(c)
BANK, 2023-BNK45 A5	5.203%	2/15/56	170,000	160,922
BCAP LLC Trust, 2015-RR6 1A2	3.500%	5/26/37	35,355	35,202	(a)(c)
Benchmark Mortgage Trust, 2018-B1 A5	3.666%	1/15/51	220,000	199,572	(c)
Benchmark Mortgage Trust, 2022-B32 XA, IO	0.560%	1/15/55	4,115,034	84,716	(c)
Benchmark Mortgage Trust, 2020-IG1 AS	2.909%	9/15/43	500,000	377,571	(c)
BLP Commercial Mortgage Trust, 2023-IND A (1 mo. Term SOFR + 1.692%)	7.024%	3/15/40	170,000	169,438	(a)(c)
BPR Trust, 2021-TY A (1 mo. Term SOFR + 1.164%)	6.497%	9/15/38	170,000	163,872	(a)(c)
BRAVO Residential Funding Trust, 2021- NQM2 A1	0.970%	3/25/60	29,588	27,186	(a)(c)
BX Commercial Mortgage Trust, 2023-VLT2 E (1 mo. Term SOFR + 5.871%)	11.203%	6/15/40	690,000	690,853	(a)(c)
BX Trust, 2022-CLS A	5.760%	10/13/27	450,000	434,848	(a)
BX Trust, 2022-LBA6 A (1 mo. Term SOFR + 1.000%)	6.332%	1/15/39	250,000	244,670	(a)(c)
Chevy Chase Funding LLC Mortgage-Backed Certificates, 2004-3A A1 (1 mo. Term SOFR + 0.364%)	5.688%	8/25/35	213,604	198,353	(a)(c)
Chevy Chase Funding LLC Mortgage-Backed Certificates, 2004-3A A2 (1 mo. Term SOFR + 0.414%)	5.738%	8/25/35	233,072	217,138	(a)(c)
CIM Trust, 2021-R6 A1	1.425%	7/25/61	72,372	61,485	(a)(c)
CSAIL Commercial Mortgage Trust, 2017-C8 C	4.431%	6/15/50	515,000	413,401	(c)
CSMC OA LLC, 2014-USA F	4.373%	9/15/37	640,000	260,425	(a)
CSMC Trust, 2017-CHOP G (PRIME + 2.294%)	10.794%	7/15/32	714,000	656,527	(a)(c)
CSMC Trust, 2018-J1 A2	3.500%	2/25/48	260,065	223,919	(a)(c)
CSMC Trust, 2019-AFC1 A1	3.573%	7/25/49	92,301	84,111	(a)
CSMC Trust, 2021-AFC1 A1	0.830%	3/25/56	61,730	45,441	(a)(c)
CSMC Trust, 2021-NQM3 A3	1.632%	4/25/66	66,307	54,007	(a)(c)
CSMC Trust, 2021-NQM7 A1	1.756%	10/25/66	100,172	81,265	(a)(c)
CSMC Trust, 2021-NQM8 A1	1.841%	10/25/66	604,689	493,265	(a)(c)
CSMC Trust, 2021-RPL6 A1	2.000%	10/25/60	79,238	69,013	(a)(c)
DBJPM Mortgage Trust, 2016-C3 A5	2.890%	8/10/49	500,000	455,262

See Notes to Schedule of Investments.

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WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Portfolio net assets)	September 30, 2023

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(i) - (continued)
Ellington Financial Mortgage Trust, 2020-1 B1	5.112%	5/25/65	720,000	$686,859	(a)(c)
Ellington Financial Mortgage Trust, 2021-2 A1	0.931%	6/25/66	76,433	59,892	(a)(c)
Ellington Financial Mortgage Trust, 2022-1 A2	3.001%	1/25/67	120,000	77,844	(a)(c)
ELP Commercial Mortgage Trust, 2021-ELP A (1 mo. Term SOFR + 0.815%)	6.148%	11/15/38	120,000	117,422	(a)(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K104 X1, IO	1.245%	1/25/30	3,432,058	186,749	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K109 A2	1.558%	4/25/30	200,000	160,433
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K123 X1, IO	0.863%	12/25/30	5,475,472	230,793	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K130 X1, IO	1.143%	6/25/31	3,493,862	213,454	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K152 X1, IO	0.301%	11/25/32	12,995,932	195,790	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K507 A2	4.800%	9/25/28	400,000	393,009	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K736 X1, IO	1.410%	7/25/26	959,608	26,914	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K751 A2	4.412%	3/25/30	100,000	95,674
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K1517 X1, IO	1.436%	7/25/35	136,897	13,976	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily WI Certificates, K160 A2	4.500%	12/25/33	100,000	93,803	(a)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 3281 AI, IO (-1.000 x 30 Day Average SOFR + 6.316%)	1.002%	2/15/37	1,199,369	87,454	(c)

See Notes to Schedule of Investments.

34	Western Asset Core Plus VIT Portfolio 2023 Quarterly Report

WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Portfolio net assets)	September 30, 2023

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(i) - (continued)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4391 MZ	3.000%	9/15/44	130,952	$108,362
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4991 QV	2.000%	9/25/45	93,290	71,860
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5010 IK, IO	2.500%	9/25/50	66,101	9,958
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5010 JI, IO	2.500%	9/25/50	157,925	24,296
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5013 IN, IO	2.500%	9/25/50	80,159	12,646
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5018 MI, IO	2.000%	10/25/50	83,101	10,942
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5071 IH, IO, PAC	2.500%	2/25/51	494,844	64,919
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5092 AP, PAC	2.000%	4/25/41	79,358	66,321
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5140 NI, IO	2.500%	5/25/49	175,621	25,175
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5202 IN, IO	3.000%	1/25/47	745,629	100,902
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5224 HL, PAC	4.000%	4/25/52	100,000	85,319
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5230 PE	2.000%	12/25/51	300,000	221,188
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2020-DNA2 M2 (30 Day Average SOFR + 1.964%)	7.279%	2/25/50	86,914	87,098	(a)(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2020-DNA3 B1 (30 Day Average SOFR + 5.214%)	10.529%	6/25/50	260,367	282,096	(a)(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2021-DNA1 M2 (30 Day Average SOFR + 1.800%)	7.115%	1/25/51	84,587	84,345	(a)(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2021-DNA6 B1 (30 Day Average SOFR + 3.400%)	8.715%	10/25/41	350,000	354,597	(a)(c)

See Notes to Schedule of Investments.

Western Asset Core Plus VIT Portfolio 2023 Quarterly Report	35

WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Portfolio net assets)	September 30, 2023

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(i) - (continued)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2022-DNA1 M1B (30 Day Average SOFR + 1.850%)	7.165%	1/25/42	490,000	$484,267	(a)(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2022-DNA2 M1A (30 Day Average SOFR + 1.300%)	6.615%	2/25/42	161,340	161,009	(a)(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2022-DNA4 M1A (30 Day Average SOFR + 2.200%)	7.515%	5/25/42	462,112	467,211	(a)(c)
Federal Home Loan Mortgage Corp. (FHLMC) STRIPS, 328 S4, IO	0.000%	2/15/38	19,868	985	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2013-DN2 M2 (30 Day Average SOFR + 4.364%)	9.679%	11/25/23	235,482	236,590	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2021-DNA2 M2 (30 Day Average SOFR + 2.300%)	7.615%	8/25/33	101,199	102,084	(a)(c)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2023-DNA2 M1A (30 Day Average SOFR + 2.100%)	7.415%	4/25/43	647,891	654,652	(a)(c)
Federal National Mortgage Association (FNMA) - CAS, 2019-R03 1B1 (30 Day Average SOFR + 4.214%)	9.529%	9/25/31	310,000	324,444	(a)(c)
Federal National Mortgage Association (FNMA) - CAS, 2019-R05 1B1 (30 Day Average SOFR + 4.214%)	9.529%	7/25/39	230,579	238,465	(a)(c)
Federal National Mortgage Association (FNMA) - CAS, 2020-R01 1M2 (30 Day Average SOFR + 2.164%)	7.479%	1/25/40	33,503	33,641	(a)(c)
Federal National Mortgage Association (FNMA) - CAS, 2021-R01 1B1 (30 Day Average SOFR + 3.100%)	8.415%	10/25/41	250,000	250,796	(a)(c)
Federal National Mortgage Association (FNMA) - CAS, 2021-R03 1 M2 (30 Day Average SOFR + 1.650%)	6.965%	12/25/41	520,000	510,191	(a)(c)

See Notes to Schedule of Investments.

36	Western Asset Core Plus VIT Portfolio 2023 Quarterly Report

WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Portfolio net assets)	September 30, 2023

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(i) - (continued)
Federal National Mortgage Association (FNMA) ACES, 2013-M6 1AC	3.454%	2/25/43	44,374	$40,493	(c)
Federal National Mortgage Association (FNMA) ACES, 2018-M9 APT2	3.209%	4/25/28	70,930	65,435	(c)
Federal National Mortgage Association (FNMA) ACES, 2019-M23 3A3	2.720%	10/25/31	183,343	154,587	(c)
Federal National Mortgage Association (FNMA) ACES, 2023-M4 A2	3.894%	8/25/32	100,000	89,649	(c)
Federal National Mortgage Association (FNMA) REMIC, 2012-118 VZ	3.000%	11/25/42	131,802	114,850
Federal National Mortgage Association (FNMA) REMIC, 2014-6 Z	2.500%	2/25/44	254,610	206,859
Federal National Mortgage Association (FNMA) REMIC, 2015-55 IO, IO	0.000%	8/25/55	161,460	6,408	(c)
Federal National Mortgage Association (FNMA) REMIC, 2015-65 CZ	3.500%	9/25/45	132,645	104,279
Federal National Mortgage Association (FNMA) REMIC, 2020-47 GZ	2.000%	7/25/50	106,710	57,035
Federal National Mortgage Association (FNMA) REMIC, 2020-56 AQ	2.000%	8/25/50	600,000	439,968
Federal National Mortgage Association (FNMA) REMIC, 2020-56 DI, IO	2.500%	8/25/50	77,422	12,038
Federal National Mortgage Association (FNMA) REMIC, 2020-57 TA	2.000%	4/25/50	251,772	210,644
Federal National Mortgage Association (FNMA) REMIC, 2020-96 IN, IO, PAC	3.000%	1/25/51	1,028,370	162,438
Federal National Mortgage Association (FNMA) REMIC, 2021-28 LB	2.000%	4/25/51	286,426	226,501
Federal National Mortgage Association (FNMA) REMIC, 2021-43 IO, IO	2.500%	6/25/51	744,554	112,974
Federal National Mortgage Association (FNMA) REMIC, 2021-65 JA	2.000%	1/25/46	74,430	62,780
Federal National Mortgage Association (FNMA) REMIC, 2022-86 IO, IO	2.500%	5/25/50	766,175	107,917
Freddie Mac Multiclass Certificates Series, 2020-RR07 BX, IO	2.608%	10/27/28	3,000,000	299,660	(c)
Government National Mortgage Association (GNMA), 2012-34 SA, IO (-1.000 x 1 mo. Term SOFR + 5.936%)	0.611%	3/20/42	329,300	27,989	(c)

See Notes to Schedule of Investments.

Western Asset Core Plus VIT Portfolio 2023 Quarterly Report	37

WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Portfolio net assets)	September 30, 2023

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(i) - (continued)
Government National Mortgage Association (GNMA), 2012-43 SN, IO (-1.000 x 1 mo. Term SOFR + 6.486%)	1.155%	4/16/42	172,545	$18,454	(c)
Government National Mortgage Association (GNMA), 2013-101 IO, IO	0.219%	10/16/54	2,244,595	28,571	(c)
Government National Mortgage Association (GNMA), 2013-107 AD	2.839%	11/16/47	37,255	32,142	(c)
Government National Mortgage Association (GNMA), 2014-17 AM	3.537%	6/16/48	3,861	3,584	(c)
Government National Mortgage Association (GNMA), 2014-186 IO, IO	0.372%	8/16/54	332,121	3,496	(c)
Government National Mortgage Association (GNMA), 2015-167 OI, IO	4.000%	4/16/45	108,580	20,837
Government National Mortgage Association (GNMA), 2016-84 IG, IO, PAC	4.500%	11/16/45	793,206	157,110
Government National Mortgage Association (GNMA), 2016-135 SB, IO (-1.000 x 1 mo. Term SOFR + 5.986%)	0.655%	10/16/46	244,337	27,088	(c)
Government National Mortgage Association (GNMA), 2020-103 AD	1.450%	1/16/63	467,577	337,932
Government National Mortgage Association (GNMA), 2020-123 NI, IO	2.500%	8/20/50	75,675	10,202
Government National Mortgage Association (GNMA), 2020-127 IN, IO	2.500%	8/20/50	74,320	10,128
Government National Mortgage Association (GNMA), 2020-129 IE, IO	2.500%	9/20/50	76,742	10,503
Government National Mortgage Association (GNMA), 2020-160 YI, IO	2.500%	10/20/50	155,525	20,701
Government National Mortgage Association (GNMA), 2020-175 GI, IO	2.000%	11/20/50	296,015	31,587
Government National Mortgage Association (GNMA), 2020-H04 FP (1 mo. Term SOFR + 0.614%)	5.294%	6/20/69	172,914	171,555	(c)
Government National Mortgage Association (GNMA), 2020-H09 FL (1 mo. Term SOFR + 1.264%)	4.849%	5/20/70	123,889	123,043	(c)
Government National Mortgage Association (GNMA), 2020-H09 NF (1 mo. Term SOFR + 1.364%)	6.682%	4/20/70	53,410	53,874	(c)
Government National Mortgage Association (GNMA), 2021-57 BI, IO	3.000%	3/20/51	1,357,719	203,454

See Notes to Schedule of Investments.

38	Western Asset Core Plus VIT Portfolio 2023 Quarterly Report

WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Portfolio net assets)	September 30, 2023

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(i) - (continued)
Government National Mortgage Association (GNMA), 2021-96 VI, IO	2.500%	6/20/51	863,489	$117,571
Government National Mortgage Association (GNMA), 2021-176 IN, IO	2.500%	10/20/51	1,032,843	141,315
Government National Mortgage Association (GNMA), 2021-188 PA, PAC	2.000%	10/20/51	429,590	348,398
Government National Mortgage Association (GNMA), 2021-223 P, PAC	2.000%	6/20/51	435,485	365,648
Government National Mortgage Association (GNMA), 2021-H02 TF (1 mo. Term SOFR + 1.394%)	4.591%	1/20/71	387,274	391,293	(c)
Government National Mortgage Association (GNMA), 2022-3 IO, IO	0.640%	2/16/61	290,790	14,471	(c)
Government National Mortgage Association (GNMA), 2022-63 LM	3.500%	10/20/50	300,000	236,803
Government National Mortgage Association (GNMA), 2022-99 JW	2.500%	1/20/52	100,000	76,356
Government National Mortgage Association (GNMA), 2022-113 Z	2.000%	9/16/61	2,255,646	1,256,770
Government National Mortgage Association (GNMA), 2022-139 AL	4.000%	7/20/51	300,000	258,628
Government National Mortgage Association (GNMA), 2022-189 PT	2.500%	10/20/51	285,111	225,821
Government National Mortgage Association (GNMA), 2022-196 BE	3.000%	10/16/64	100,000	67,781	(c)
Government National Mortgage Association (GNMA), 2022-216 IO, IO	0.750%	7/16/65	1,491,784	95,219	(c)
Government National Mortgage Association (GNMA), 2022-220 E	3.000%	10/16/64	200,000	138,606	(c)
Government National Mortgage Association (GNMA), 2023-92 AH	2.000%	6/16/64	99,995	71,486
GS Mortgage Securities Corp. Trust, 2018- SRP5 A (1 mo. Term SOFR + 1.914%)	7.247%	9/15/31	471,772	394,098	(a)(c)
GS Mortgage Securities Corp. Trust, 2018- SRP5 B (1 mo. Term SOFR + 3.114%)	8.447%	9/15/31	471,772	257,599	(a)(c)
GS Mortgage Securities Corp. Trust, 2021- ROSS A (1 mo. Term SOFR + 1.264%)	6.597%	5/15/26	290,000	256,548	(a)(c)
HOMES Trust, 2023-NQM1 A1	6.182%	1/25/68	332,189	329,776	(a)
ILPT Commercial Mortgage Trust, 2022-LPF2 A (1 mo. Term SOFR + 2.245%)	7.577%	10/15/39	810,000	809,595	(a)(c)

See Notes to Schedule of Investments.

Western Asset Core Plus VIT Portfolio 2023 Quarterly Report	39

WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Portfolio net assets)	September 30, 2023

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(i) - (continued)
JPMorgan Chase Commercial Mortgage Securities Trust, 2016-JP2 A4	2.822%	8/15/49	200,000	$181,257
JPMorgan Chase Commercial Mortgage Securities Trust, 2015-FL7 D (PRIME + 0.693%)	9.193%	5/15/28	114,920	102,256	(a)(c)
JPMorgan Mortgage Trust, 2018-5 A1	3.500%	10/25/48	67,372	57,553	(a)(c)
La Quinta Mortgage Trust, 2023-LAQ A (1 mo. Term SOFR + 2.091%)	7.424%	3/15/36	323,021	322,361	(a)(c)
Legacy Mortgage Asset Trust, 2021-GS5 A1, Step Bond (2.250% to 11/25/24 then 5.250%)	2.250%	7/25/67	89,939	83,419	(a)
Med Trust, 2021-MDLN G (1 mo. Term SOFR + 5.364%)	10.696%	11/15/38	497,612	472,474	(a)(c)
MHC Trust, 2021-MHC2 A (1 mo. Term SOFR + 0.964%)	6.296%	5/15/38	67,104	66,080	(a)(c)
Morgan Stanley Capital I Trust, 2007-IQ16 AJ	6.282%	12/12/49	13,748	6,802	(c)
Morgan Stanley Capital I Trust, 2017-H1 C	4.281%	6/15/50	250,000	204,029	(c)
Morgan Stanley Capital I Trust, 2017-ASHF A (1 mo. Term SOFR + 1.022%)	6.355%	11/15/34	259,915	257,589	(a)(c)
Morgan Stanley Capital I Trust, 2019-BPR A (1 mo. Term SOFR + 1.992%)	7.322%	5/15/36	259,442	249,993	(a)(c)
MTN Commercial Mortgage Trust, 2022- LPFL A (1 mo. Term SOFR + 1.397%)	6.737%	3/15/39	240,000	237,244	(a)(c)
New Residential Mortgage Loan Trust, 2016-4A A1	3.750%	11/25/56	330,700	302,583	(a)(c)
New Residential Mortgage Loan Trust, 2017-6A A1	4.000%	8/27/57	191,365	178,010	(a)(c)
New Residential Mortgage Loan Trust, 2018-RPL1 M2	3.500%	12/25/57	240,000	185,685	(a)(c)
New Residential Mortgage Loan Trust, 2021-NQM3 A1	1.156%	11/27/56	67,700	54,677	(a)(c)
OBX Trust, 2021-NQM2 A1	1.101%	5/25/61	183,438	137,923	(a)(c)
OBX Trust, 2021-NQM2 A3	1.563%	5/25/61	71,008	53,498	(a)(c)
OBX Trust, 2021-NQM3 A1	1.054%	7/25/61	104,399	78,274	(a)(c)
OBX Trust, 2022-NQM1 A2	3.001%	11/25/61	500,000	336,453	(a)(c)
OBX Trust, 2023-NQM3 A1	5.949%	2/25/63	632,165	625,797	(a)
OBX Trust, 2023-NQM6 A3	6.975%	7/25/63	273,326	273,035	(a)
PRKCM Trust, 2021-AFC1 A1	1.510%	8/25/56	190,844	146,826	(a)(c)
PRKCM Trust, 2021-AFC2 A1	2.071%	11/25/56	393,378	321,628	(a)(c)

See Notes to Schedule of Investments.

40	Western Asset Core Plus VIT Portfolio 2023 Quarterly Report

WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Portfolio net assets)	September 30, 2023

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(i) - (continued)
PRKCM Trust, 2022-AFC1 A1A	4.100%	4/25/57	578,919	$535,385	(a)(c)
PRKCM Trust, 2022-AFC2 M1	6.139%	8/25/57	730,000	696,189	(a)(c)
PRKCM Trust, 2023-AFC1 A1	6.598%	2/25/58	600,912	598,279	(a)
SFO Commercial Mortgage Trust, 2021-555 A (1 mo. Term SOFR + 1.264%)	6.596%	5/15/38	140,000	127,476	(a)(c)
SLG Office Trust, 2021-OVA A	2.585%	7/15/41	337,000	263,514	(a)
SREIT Trust, 2021-MFP2 A (1 mo. Term SOFR + 0.936%)	6.268%	11/15/36	120,000	118,057	(a)(c)
Towd Point Mortgage Trust, 2016-3 B1	4.117%	4/25/56	110,000	102,747	(a)(c)
Towd Point Mortgage Trust, 2017-4 B2	3.579%	6/25/57	250,000	182,574	(a)(c)
Towd Point Mortgage Trust, 2017-6 M1	3.250%	10/25/57	200,000	172,214	(a)(c)
Towd Point Mortgage Trust, 2019-HY2 A1 (1 mo. Term SOFR + 1.114%)	6.434%	5/25/58	432,451	436,343	(a)(c)
UBS Commercial Mortgage Trust, 2018-C9 XA, IO	1.078%	3/15/51	7,678,891	254,452	(c)
Verus Securitization Trust, 2023-4 A1	5.811%	5/25/68	518,337	508,350	(a)
VLS Commercial Mortgage Trust, 2020-LAB B	2.453%	10/10/42	210,000	158,831	(a)
Waterfall Commercial Mortgage Trust, 2015-SBC5 A	4.104%	12/31/23	11,292	10,780	(a)(c)
Wells Fargo Commercial Mortgage Trust, 2016-C36 A4	3.065%	11/15/59	310,000	280,686
Wells Fargo Commercial Mortgage Trust, 2017-RB1 XA, IO	1.353%	3/15/50	1,763,266	53,849	(c)

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $38,493,100)				35,009,860

SOVEREIGN BONDS - 3.6%
Argentina - 0.1%
Argentine Republic Government International Bond, Senior Notes	1.000%	7/9/29	37,763	10,573
Argentine Republic Government International Bond, Senior Notes, Step bond (0.750% to 7/9/27 then 1.750%)	0.750%	7/9/30	365,676	104,888
Argentine Republic Government International Bond, Senior Notes, Step bond (3.500% to 7/9/29 then 4.875%)	3.500%	7/9/41	380,000	98,149
Provincia de Buenos Aires, Senior Notes, Step bond (6.375% to 9/1/24 then 6.625%)	6.375%	9/1/37	312,100	102,726	(a)
Provincia de Buenos Aires, Senior Notes, Step Bond (6.375% to 9/1/24 then 6.625%)	6.375%	9/1/37	50,000	16,457	(j)

Total Argentina				332,793

See Notes to Schedule of Investments.

Western Asset Core Plus VIT Portfolio 2023 Quarterly Report	41

WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Portfolio net assets)	September 30, 2023

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Brazil - 0.6%
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/33	4,364,000	BRL	$791,280
Brazilian Government International Bond, Senior Notes	4.625%	1/13/28	200,000		192,590
Brazilian Government International Bond, Senior Notes	5.000%	1/27/45	1,010,000		750,193

Total Brazil					1,734,063

Colombia - 0.1%
Colombia Government International Bond, Senior Notes	4.125%	2/22/42	400,000		243,269
Colombia Government International Bond, Senior Notes	5.625%	2/26/44	240,000		172,453

Total Colombia					415,722

Indonesia - 0.3%
Indonesia Government International Bond, Senior Notes	3.700%	10/30/49	490,000		343,902
Indonesia Treasury Bond	7.000%	5/15/27	1,400,000,000	IDR	91,959
Indonesia Treasury Bond	6.500%	2/15/31	3,565,000,000	IDR	226,506
Indonesia Treasury Bond	6.375%	4/15/32	1,447,000,000	IDR	91,426
Indonesia Treasury Bond	7.500%	6/15/35	2,348,000,000	IDR	159,365

Total Indonesia					913,158

Israel - 0.1%
Israel Government International Bond, Senior Notes	2.750%	7/3/30	400,000		340,627

Kenya - 0.1%
Republic of Kenya Government International Bond, Senior Notes	6.875%	6/24/24	200,000		185,478	(j)

Mexico - 2.1%
Mexican Bonos, Bonds	10.000%	12/5/24	2,000,000	MXN	113,440
Mexican Bonos, Bonds	8.000%	11/7/47	57,490,000	MXN	2,716,075
Mexican Bonos, Senior Notes	7.750%	11/23/34	25,230,000	MXN	1,234,942
Mexican Bonos, Senior Notes	7.750%	11/13/42	41,430,000	MXN	1,916,085
Mexico Government International Bond, Senior Notes	4.600%	2/10/48	830,000		607,696

Total Mexico					6,588,238

Nigeria - 0.1%
Nigeria Government International Bond, Senior Notes	6.500%	11/28/27	200,000		167,344	(a)

See Notes to Schedule of Investments.

42	Western Asset Core Plus VIT Portfolio 2023 Quarterly Report

WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Portfolio net assets)	September 30, 2023

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Panama - 0.0%††
Panama Government International Bond, Senior Notes	2.252%	9/29/32	210,000		$152,514

Peru - 0.0%††
Peruvian Government International Bond, Senior Notes	5.625%	11/18/50	120,000		111,328

Russia - 0.1%
Russian Federal Bond - OFZ	7.050%	1/19/28	46,897,000	RUB	153,083	*(k)
Russian Federal Bond - OFZ	6.900%	5/23/29	22,981,000	RUB	75,016	*(k)
Russian Federal Bond - OFZ	7.700%	3/16/39	12,810,000	RUB	30,532	*(k)

Total Russia					258,631

TOTAL SOVEREIGN BONDS (Cost - $13,593,866)					11,199,896

			FACE AMOUNT†/ UNITS
ASSET-BACKED SECURITIES - 3.3%
ACRES Commercial Realty Ltd., 2021-FL1 A (1 mo. Term SOFR + 1.314%)	6.647%	6/15/36	314,709		309,856	(a)(c)
Applebee’s Funding LLC/IHOP Funding LLC, 2023-1A A2	7.824%	3/5/53	670,000		662,836	(a)
Avis Budget Rental Car Funding AESOP LLC, 2021-1A A	1.380%	8/20/27	290,000		256,253	(a)
Edsouth Indenture LLC, 2015-1 A (30 Day Average SOFR + 0.914%)	6.229%	10/25/56	227,960		225,453	(a)(c)
First Franklin Mortgage Loan Trust, 2006- FF15 A5 (1 mo. Term SOFR + 0.274%)	5.594%	11/25/36	99,589		97,493	(c)
Five Guys Funding LLC, 2017-1A A2	4.600%	7/25/47	985,000		969,423	(a)
Ford Credit Floorplan Master Owner Trust, 2018-4 A	4.060%	11/15/30	280,000		260,736
Ford Credit Floorplan Master Owner Trust A, 2023-1 A1	4.920%	5/15/28	440,000		432,325	(a)
Hardee’s Funding LLC, 2021-1A A2	2.865%	6/20/51	224,825		177,264	(a)
Hertz Vehicle Financing LP, 2021-2A A	1.680%	12/27/27	180,000		158,170	(a)
Hildene Community Funding CDO Ltd., 2015-1A ARR	2.600%	11/1/35	299,867		247,103	(a)
InStar Leasing LLC, 2021-1A A	2.300%	2/15/54	96,463		80,958	(a)
Jack in the Box Funding LLC, 2019-1A A23	4.970%	8/25/49	126,750		113,459	(a)
KREF Ltd., 2022-FL3 A (1 mo. Term SOFR + 1.450%)	6.777%	2/17/39	670,000		662,943	(a)(c)

See Notes to Schedule of Investments.

Western Asset Core Plus VIT Portfolio 2023 Quarterly Report	43

WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Portfolio net assets)	September 30, 2023

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†/ UNITS	VALUE
ASSET-BACKED SECURITIES - (continued)
Mercury Financial Credit Card Master Trust, 2022-1A B	3.200%	9/21/26	160,000	$153,363	(a)
MF1 LLC, 2022-FL9 A (1 mo. Term SOFR + 2.150%)	7.477%	6/19/37	670,000	670,998	(a)(c)
MF1 Ltd., 2022-FL8 A (1 mo. Term SOFR + 1.350%)	6.677%	2/19/37	500,000	491,250	(a)(c)
Navient Private Education Refi Loan Trust, 2019-A A2B (1 mo. Term SOFR + 1.014%)	6.347%	1/15/43	94,811	94,254	(a)(c)
Navient Student Loan Trust, 2016-3A A3 (30 Day Average SOFR + 1.464%)	6.779%	6/25/65	237,454	239,462	(a)(c)
Oak Street Investment Grade Net Lease Fund, 2020-1A A1	1.850%	11/20/50	209,130	185,631	(a)
SLM Private Credit Student Loan Trust, 2006-A A5 (3 mo. Term SOFR + 0.552%)	5.961%	6/15/39	278,863	269,077	(c)
SLM Student Loan Trust, 2003-10A A4 (90 Day Average SOFR + 0.931%)	6.152%	12/17/68	88,475	87,781	(a)(c)
SMB Private Education Loan Trust, 2015-C R	0.000%	9/18/46	1,092	332,272	(a)
SMB Private Education Loan Trust, 2020-A A2A	2.230%	9/15/37	125,892	115,763	(a)
SMB Private Education Loan Trust, 2021-A A2A1 (1 mo. Term SOFR + 0.844%)	6.177%	1/15/53	208,423	205,283	(a)(c)
SMB Private Education Loan Trust, 2021-A A2B	1.590%	1/15/53	323,414	280,749	(a)
SMB Private Education Loan Trust, 2021-A B	2.310%	1/15/53	190,000	172,960	(a)
SMB Private Education Loan Trust, 2021-C B	2.300%	1/15/53	170,000	153,107	(a)
SMB Private Education Loan Trust, 2021-E A1A	1.680%	2/15/51	121,504	108,243	(a)
SMB Private Education Loan Trust, 2023-B B	5.770%	10/16/56	600,000	574,682	(a)
SoFi Professional Loan Program LLC, 2017-A B	3.440%	3/26/40	124,705	119,308	(a)(c)
Structured Asset Investment Loan Trust, 2003-BC12 2A (1 mo. Term SOFR + 0.834%)	6.154%	11/25/33	878,032	828,036	(c)
Structured Asset Investment Loan Trust, 2004-7 A8 (1 mo. Term SOFR + 1.314%)	6.634%	8/25/34	94,988	93,104	(c)
Structured Asset Investment Loan Trust, 2005-HE1 M2 (1 mo. Term SOFR + 0.834%)	6.154%	7/25/35	156,179	144,883	(c)
Structured Asset Securities Corp. Mortgage Loan Trust, 2007-WF1 A1 (1 mo. Term SOFR + 0.534%)	5.854%	2/25/37	228,119	219,944	(c)

See Notes to Schedule of Investments.

44	Western Asset Core Plus VIT Portfolio 2023 Quarterly Report

WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Portfolio net assets)	September 30, 2023

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†/ UNITS	VALUE
ASSET-BACKED SECURITIES - (continued)
Triumph Rail Holdings LLC, 2021-2 A	2.150%	6/19/51	98,931	$86,138	(a)
United States Small Business Administration, 2019-25G 1	2.690%	7/1/44	62,169	52,318

TOTAL ASSET-BACKED SECURITIES (Cost - $11,907,631)				10,332,878

			FACE AMOUNT†
SENIOR LOANS - 3.2%
COMMUNICATION SERVICES - 0.2%
Entertainment - 0.1%
UFC Holdings LLC, Term Loan B3 (3 mo. Term SOFR + 3.012%)	8.369%	4/29/26	169,766	169,776	(c)(l)(m)

Media - 0.1%
Nexstar Media Inc., Term Loan B4 (1 mo. Term SOFR + 2.614%)	7.931%	9/18/26	114,259	114,259	(c)(l)(m)
Terrier Media Buyer Inc., 2021 Refinancing Term Loan B (3 mo. Term SOFR + 3.600%)	8.990%	12/17/26	80,694	74,171	(c)(l)(m)
Virgin Media Bristol LLC, Term Loan Facility N (1 mo. Term SOFR + 2.614%)	7.947%	1/31/28	180,000	175,332	(c)(l)(m)

Total Media				363,762

TOTAL COMMUNICATION SERVICES				533,538

CONSUMER DISCRETIONARY - 0.5%
Automobile Components - 0.1%
Clarios Global LP, 2023 Term Loan (1 mo. Term SOFR + 3.750%)	9.066%	5/6/30	250,000	249,884	(c)(l)(m)

Diversified Consumer Services - 0.1%
Prime Security Services Borrower LLC, 2021 Refinancing Term Loan B1 (1 mo. Term SOFR + 2.864%)	8.192%	9/23/26	229,557	229,480	(c)(l)(m)

Hotels, Restaurants & Leisure - 0.2%
Alterra Mountain Co., 2028 Term Loan B (1 mo. Term SOFR + 3.614%)	8.931%	8/17/28	165,996	166,065	(c)(l)(m)
Caesars Entertainment Inc., Term Loan B (1 mo. Term SOFR + 3.350%)	8.666%	2/6/30	29,850	29,897	(c)(l)(m)
Entain Holdings Gibraltar Ltd., Term Loan Facility B (3 mo. Term SOFR + 2.600%)	7.990%	3/29/27	29,027	29,025	(c)(l)(m)
PCI Gaming Authority, Term Loan Facility B (1 mo. Term SOFR + 2.614%)	7.931%	5/29/26	52,814	52,843	(c)(l)(m)

See Notes to Schedule of Investments.

Western Asset Core Plus VIT Portfolio 2023 Quarterly Report	45

WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Portfolio net assets)	September 30, 2023

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Hotels, Restaurants & Leisure - (continued)
Scientific Games International Inc., Initial Term Loan B (1 mo. Term SOFR + 3.100%)	8.434%	4/13/29	296,996	$297,367	(c)(l)(m)
Station Casinos LLC, Term Loan Facility B1 (1 mo. Term SOFR + 2.350%)	7.666%	2/8/27	212,899	212,730	(c)(l)(m)

Total Hotels, Restaurants & Leisure				787,927

Specialty Retail - 0.1%
Great Outdoors Group LLC, Term Loan B2 (3 mo. Term SOFR + 4.012%)	9.402%	3/6/28	28,587	28,564	(c)(l)(m)
Harbor Freight Tools USA Inc., 2021 Refinancing Term Loan (1 mo. Term SOFR + 2.864%)	8.181%	10/19/27	316,332	314,409	(c)(l)(m)

Total Specialty Retail				342,973

TOTAL CONSUMER DISCRETIONARY				1,610,264

CONSUMER STAPLES - 0.1%
Beverages - 0.1%
Triton Water Holdings Inc., First Lien Initial Term Loan (3 mo. Term SOFR + 3.512%)	8.902%	3/31/28	156,251	152,605	(c)(l)(m)

Household Products - 0.0%††
Energizer Holdings Inc., Term Loan (1 mo. Term SOFR + 2.364%)	7.688%	12/22/27	40,917	40,886	(c)(l)(m)

TOTAL CONSUMER STAPLES				193,491

ENERGY - 0.0%††
Oil, Gas & Consumable Fuels - 0.0%††
Pilot Travel Centers LLC, Initial Term Loan B (1 mo. Term SOFR + 2.100%)	7.416%	8/4/28	15,793	15,793	(c)(l)(m)

FINANCIALS - 0.8%
Capital Markets - 0.1%
Allspring Buyer LLC, Term Loan (3 mo. Term SOFR + 3.512%)	8.949%	11/1/28	66,750	66,208	(c)(l)(m)
First Eagle Holdings Inc., 2018 Refinancing Term Loan B (3 mo. Term SOFR + 2.600%)	7.990%	2/1/27	46,251	45,933	(c)(l)(m)
Focus Financial Partners LLC, Term Loan B5 (1 mo. Term SOFR + 3.250%)	8.566%	6/30/28	263,027	262,680	(c)(l)(m)

Total Capital Markets				374,821

Financial Services - 0.5%
Castlelake Aviation One Designated Activity Co., Initial Term Loan (3 mo. Term SOFR + 3.012%)	8.421%	10/22/26	143,939	143,963	(c)(l)(m)
Citadel Securities LP, Term Loan B (1 mo. Term SOFR + 2.614%)	7.931%	7/29/30	69,165	69,116	(c)(l)(m)

See Notes to Schedule of Investments.

46	Western Asset Core Plus VIT Portfolio 2023 Quarterly Report

WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Portfolio net assets)	September 30, 2023

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Financial Services - (continued)
Deerfield Dakota Holding LLC, First Lien Initial Dollar Term Loan (3 mo. Term SOFR + 3.750%)	9.140%	4/9/27	211,418	$206,618	(c)(l)(m)
GTCR W Merger Sub LLC, Term Loan B	—	9/20/30	580,000	580,212	(n)
Setanta Aircraft Leasing DAC, Term Loan (3 mo. USD LIBOR + 2.262%)	7.652%	11/5/28	490,000	490,385	(c)(l)(m)
VFH Parent LLC, Initial Term Loan (1 mo. Term SOFR + 3.100%)	8.418%	1/13/29	79,200	78,788	(c)(l)(m)

Total Financial Services				1,569,082

Insurance - 0.2%
Acrisure LLC, 2021-2 First Lien Additional Term Loan (1 mo. Term SOFR + 4.364%)	9.681%	2/15/27	109,167	109,133	(c)(l)(m)
AmWINS Group Inc., 2023 Incremental Term Loan (1 mo. Term SOFR + 2.864%)	8.181%	2/19/28	39,700	39,725	(c)(l)(m)
AmWINS Group Inc., Term Loan (1 mo. Term SOFR + 2.364%)	7.681%	2/19/28	37,862	37,681	(c)(l)(m)
Asurion LLC, New Term Loan B8 (1 mo. Term SOFR + 3.364%)	8.681%	12/23/26	157,333	154,383	(c)(l)(m)
Asurion LLC, New Term Loan B9 (1 mo. Term SOFR + 3.364%)	8.681%	7/31/27	68,250	66,083	(c)(l)(m)
Asurion LLC, New Term Loan B11 (1 mo. Term SOFR + 4.350%)	9.666%	8/21/28	114,744	111,675	(c)(l)(m)

Total Insurance				518,680

TOTAL FINANCIALS				2,462,583

HEALTH CARE - 0.7%
Health Care Equipment & Supplies - 0.1%
Medline Borrower LP, Initial Dollar Term Loan (1 mo. Term SOFR + 3.364%)	8.681%	10/23/28	224,916	224,571	(c)(l)(m)

Health Care Providers & Services - 0.3%
EyeCare Partners LLC, First Lien Initial Term Loan (1 mo. Term SOFR + 3.864%)	9.181%	2/18/27	37,049	26,490	(c)(l)(m)
Grifols Worldwide Operations USA Inc., Dollar Term Loan B (1 mo. Term SOFR + 2.100%)	7.416%	11/15/27	352,904	347,434	(c)(l)(m)
Phoenix Guarantor Inc., Term Loan B1 (1 mo. Term SOFR + 3.364%)	8.681%	3/5/26	321,311	319,704	(c)(l)(m)

See Notes to Schedule of Investments.

Western Asset Core Plus VIT Portfolio 2023 Quarterly Report	47

WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Portfolio net assets)	September 30, 2023

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Health Care Providers & Services - (continued)
Phoenix Guarantor Inc., Term Loan B3 (1 mo. Term SOFR + 3.614%)	8.931%	3/5/26	15,658	$15,605	(c)(l)(m)
Sotera Health Holdings LLC, Term Loan (1 mo. Term SOFR + 2.864%)	8.181%	12/11/26	290,000	288,296	(c)(l)(m)

Total Health Care Providers & Services				997,529

Health Care Technology - 0.1%
AthenaHealth Group Inc., Initial Term Loan (1 mo. Term SOFR + 3.250%)	8.568%	2/15/29	439,680	432,674	(c)(l)(m)

Life Sciences Tools & Services - 0.0%††
ICON Luxembourg Sarl, Term Loan (3 mo. Term SOFR + 2.512%)	7.902%	7/3/28	106,728	106,818	(c)(l)(m)
PRA Health Sciences Inc., Term Loan (3 mo. Term SOFR + 2.512%)	7.902%	7/3/28	26,591	26,614	(c)(l)(m)

Total Life Sciences Tools & Services				133,432

Pharmaceuticals - 0.2%
Gainwell Acquisition Corp., Term Loan B (3 mo. Term SOFR + 4.100%)	9.490%	10/1/27	479,846	469,350	(c)(l)(m)
Jazz Financing Lux Sarl, Initial Dollar Term Loan (1 mo. Term SOFR + 3.614%)	8.931%	5/5/28	99,436	99,470	(c)(l)(m)

Total Pharmaceuticals				568,820

TOTAL HEALTH CARE				2,357,026

INDUSTRIALS - 0.5%
Building Products - 0.1%
Hunter Douglas Holding BV, Term Loan B1 (3 mo. Term SOFR + 3.500%)	8.891%	2/26/29	190,972	186,436	(c)(l)(m)
Quikrete Holdings Inc., Term Loan B1 (1 mo. Term SOFR + 2.864%)	8.181%	3/18/29	98,424	98,558	(c)(l)(m)

Total Building Products				284,994

Commercial Services & Supplies - 0.2%
Allied Universal Holdco LLC, USD Term Loan (1 mo. Term SOFR + 3.850%)	9.166%	5/12/28	426,357	412,524	(c)(l)(m)(n)
Garda World Security Corp., Term Loan B2 (3 mo. Term SOFR + 4.350%)	9.746%	10/30/26	48,094	48,142	(c)(l)(m)
GFL Environmental Inc., 2023 Term Loan (1 mo. Term SOFR + 2.500%)	7.823%	5/31/27	86,349	86,389	(c)(l)(m)

Total Commercial Services & Supplies				547,055

Construction & Engineering - 0.1%
Brown Group Holding LLC, Initial Term Loan (1 mo. Term SOFR + 2.850%)	8.166%	6/7/28	266,616	264,727	(c)(l)(m)

See Notes to Schedule of Investments.

48	Western Asset Core Plus VIT Portfolio 2023 Quarterly Report

WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Portfolio net assets)	September 30, 2023

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Ground Transportation - 0.1%
Genesee & Wyoming Inc., Initial Term Loan (3 mo. Term SOFR + 2.100%)	7.490%	12/30/26	208,851	$208,861	(c)(l)(m)

Passenger Airlines - 0.0%††
Air Canada, Term Loan (3 mo. Term SOFR + 3.762%)	9.128%	8/11/28	79,000	79,165	(c)(l)(m)
United Airlines Inc., Term Loan B (1 mo. Term SOFR + 3.864%)	9.182%	4/21/28	124,163	124,551	(c)(l)(m)

Total Passenger Airlines				203,716

TOTAL INDUSTRIALS				1,509,353

INFORMATION TECHNOLOGY - 0.4%
Electronic Equipment, Instruments & Components - 0.1%
II-VI Inc., Term Loan B (1 mo. Term SOFR + 2.864%)	8.181%	7/2/29	254,838	254,480	(c)(l)(m)

Software - 0.3%
Cloudera Inc., Term Loan (1 mo. Term SOFR + 3.850%)	9.166%	10/8/28	36,117	35,485	(c)(f)(l)(m)
DCert Buyer Inc., First Lien Initial Term Loan (1 mo. Term SOFR + 4.000%)	9.316%	10/16/26	420,014	418,059	(c)(l)(m)
Magenta Buyer LLC, First Lien Initial Term Loan (3 mo. Term SOFR + 5.262%)	10.631%	7/27/28	76,743	57,493	(c)(l)(m)
Peraton Corp., First Lien Term Loan B (1 mo. Term SOFR + 3.850%)	9.166%	2/1/28	405,271	404,934	(c)(l)(m)

Total Software				915,971

TOTAL INFORMATION TECHNOLOGY				1,170,451

TOTAL SENIOR LOANS (Cost - $9,866,728)				9,852,499

U.S. TREASURY INFLATION PROTECTED SECURITIES - 1.1%
U.S. Treasury Notes, Inflation Indexed (Cost - $3,557,881)	1.125%	1/15/33	3,581,577	3,237,013

	EXPIRATION DATE	CONTRACTS	NOTIONAL AMOUNT†
PURCHASED OPTIONS - 0.3%
EXCHANGE-TRADED PURCHASED OPTIONS - 0.3%
3-Month SOFR Futures, Call @ $94.625	3/15/24	33	82,500	17,944
SOFR 1-Year Mid-Curve Futures, Call @ $95.500	12/15/23	30	75,000	17,437
SOFR 1-Year Mid-Curve Futures, Put @ $97.000	10/13/23	72	180,000	286,200
SOFR 1-Year Mid-Curve Futures, Put @ $95.875	12/15/23	58	145,000	84,825

See Notes to Schedule of Investments.

Western Asset Core Plus VIT Portfolio 2023 Quarterly Report	49

WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Portfolio net assets)	September 30, 2023

SECURITY		EXPIRATION DATE	CONTRACTS	NOTIONAL AMOUNT†	VALUE
EXCHANGE-TRADED PURCHASED OPTIONS - (continued)
SOFR 1-Year Mid-Curve Futures, Put @ $96.000		12/15/23	133	332,500	$227,762
U.S. Treasury 5-Year Notes Futures, Call @ $105.000		10/27/23	38	38,000	28,797
U.S. Treasury 5-Year Notes Futures, Call @ $105.500		10/27/23	110	110,000	54,141
U.S. Treasury 5-Year Notes Futures, Call @ $105.750		10/27/23	28	28,000	10,937
U.S. Treasury 5-Year Notes Futures, Call @ $106.000		10/27/23	124	124,000	37,781
U.S. Treasury 5-Year Notes Futures, Call @ $105.500		11/24/23	19	19,000	14,102
U.S. Treasury 10-Year Notes Futures, Call @ $108.500		10/27/23	19	19,000	12,766
U.S. Treasury 10-Year Notes Futures, Call @ $109.500		10/27/23	14	14,000	4,594
U.S. Treasury 10-Year Notes Futures, Call @ $110.000		10/27/23	19	19,000	4,156
U.S. Treasury 10-Year Notes Futures, Put @ $107.250		10/27/23	20	20,000	10,938
U.S. Treasury Long-Term Bonds Futures, Call @ $114.500		10/27/23	10	10,000	15,000
U.S. Treasury Long-Term Bonds Futures, Call @ $115.500		10/27/23	19	19,000	20,484
U.S. Treasury Long-Term Bonds Futures, Call @ $117.000		10/27/23	24	24,000	14,625
U.S. Treasury Long-Term Bonds Futures, Call @ $119.000		10/27/23	28	28,000	7,437
U.S. Treasury Long-Term Bonds Futures, Call @ $120.000		10/27/23	23	23,000	4,313

TOTAL EXCHANGE-TRADED PURCHASED OPTIONS (Cost - $696,845)					874,239

COUNTERPARTY
OTC PURCHASED OPTIONS - 0.0%††
U.S. Dollar/Australian Dollar, Put @ $0.670 (Cost - $43,866)	JPMorgan Chase & Co.	11/2/23	3,680,000	3,680,000	4,441

TOTAL PURCHASED OPTIONS (Cost - $740,711)					878,680

See Notes to Schedule of Investments.

50	Western Asset Core Plus VIT Portfolio 2023 Quarterly Report

WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Portfolio net assets)	September 30, 2023

SECURITY		SHARES	VALUE
COMMON STOCKS - 0.0%††
ENERGY - 0.0%††
Energy Equipment & Services - 0.0%††
KCAD Holdings I Ltd. (Cost - $883,931)		108,106,087	$0	*(e)(f)(g)

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $353,456,405)			315,348,392

	RATE
SHORT-TERM INVESTMENTS - 2.2%
Western Asset Premier Institutional Government Reserves, Premium Shares (Cost - $7,018,563)	5.259%	7,018,563	7,018,563	(o)(p)

TOTAL INVESTMENTS - 103.4% (Cost - $360,474,968)			322,366,955
Liabilities in Excess of Other Assets - (3.4)%			(10,633,424)

TOTAL NET ASSETS - 100.0%			$311,733,531

See Notes to Schedule of Investments.

Western Asset Core Plus VIT Portfolio 2023 Quarterly Report	51

WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d)	September 30, 2023

†	Face amount/notional amount denominated in U.S. dollars, unless otherwise noted.

††	Represents less than 0.1%.

*	Non-income producing security.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)	Security has no maturity date. The date shown represents the next call date.

(c)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(d)	Securities traded on a when-issued or delayed delivery basis.

(e)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (Note 1).

(f)	Security is valued using significant unobservable inputs (Note 1).

(g)	Value is less than $1.

(h)	This security is traded on a to-be-announced (“TBA”) basis. At September 30, 2023, the Portfolio held TBA securities with a total cost of $16,123,481.

(i)

Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(j)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(k)	The coupon payment on this security is currently in default as of September 30, 2023.

(l)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

(m)	Senior loans may be considered restricted in that the Portfolio ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(n)	All or a portion of this loan has not settled as of September 30, 2023. Interest rates are not effective until settlement date. Interest rates shown, if any, are for the settled portion of the loan.

(o)	Rate shown is one-day yield as of the end of the reporting period.

(p)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Portfolio ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Portfolio. At September 30, 2023, the total market value of investments in Affiliated Companies was $7,018,563 and the cost was $7,018,563 (Note 2).

See Notes to Schedule of Investments.

52	Western Asset Core Plus VIT Portfolio 2023 Quarterly Report

WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d)	September 30, 2023

Abbreviation(s) used in this schedule:

ACES	— Alternative Credit Enhancement Securities
BRL	— Brazilian Real
CAS	— Connecticut Avenue Securities
CDO	— Collateralized Debt Obligation
IBOR	— Interbank Offered Rate
ICE	— Intercontinental Exchange
IDR	— Indonesian Rupiah
INR	— Indian Rupee
IO	— Interest Only
JSC	— Joint Stock Company
LIBOR	— London Interbank Offered Rate
MXN	— Mexican Peso
OFZ	— Obligatsyi Federal’novo Zaima (Russian Federal Loan Obligation)
PAC	— Planned Amortization Class
REMIC	— Real Estate Mortgage Investment Conduit
RUB	— Russian Ruble
SOFR	— Secured Overnight Financing Rate
STRIPS	— Separate Trading of Registered Interest and Principal Securities
USD	— United States Dollar

At September 30, 2023, the Portfolio had the following written options contracts:

EXCHANGE-TRADED WRITTEN OPTIONS
SECURITY	EXPIRATION DATE	STRIKE PRICE	CONTRACTS	NOTIONAL AMOUNT	VALUE
3-Month SOFR Futures, Call	3/15/24	$95.250	33	82,500	$(9,075)
3-Month SOFR Futures, Call	3/15/24	96.125	66	165,000	(9,900)
SOFR 1-Year Mid-Curve Futures, Call	12/15/23	96.000	60	150,000	(15,000)
SOFR 1-Year Mid-Curve Futures, Put	10/13/23	96.250	72	180,000	(151,650)
SOFR 1-Year Mid-Curve Futures, Put	10/13/23	96.500	72	180,000	(196,200)
SOFR 1-Year Mid-Curve Futures, Put	12/15/23	95.250	116	290,000	(55,825)
SOFR 1-Year Mid-Curve Futures, Put	12/15/23	95.375	266	665,000	(167,912)
U.S. Treasury 5-Year Notes Futures, Call	11/24/23	106.500	38	38,000	(14,250)
U.S. Treasury 5-Year Notes Futures, Put	10/27/23	105.000	38	38,000	(15,141)
U.S. Treasury 5-Year Notes Futures, Put	11/24/23	104.000	33	33,000	(10,313)
U.S. Treasury 10-Year Notes Futures, Call	10/27/23	112.000	27	27,000	(1,266)
U.S. Treasury 10-Year Notes Futures, Put	10/27/23	107.000	23	23,000	(10,781)
U.S. Treasury 10-Year Notes Futures, Put	10/27/23	107.500	24	24,000	(15,375)
U.S. Treasury 10-Year Notes Futures, Put	10/27/23	108.000	18	18,000	(15,188)
U.S. Treasury Long-Term Bonds Futures, Put	10/27/23	112.000	10	10,000	(11,406)

TOTAL EXCHANGE-TRADED WRITTEN OPTIONS (Premiums received - $356,287)					(699,282)

See Notes to Schedule of Investments.

Western Asset Core Plus VIT Portfolio 2023 Quarterly Report	53

WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d)	September 30, 2023

OTC WRITTEN OPTIONS
SECURITY	COUNTERPARTY	EXPIRATION DATE	STRIKE PRICE		CONTRACTS	NOTIONAL AMOUNT	VALUE
U.S. Dollar/Mexican Peso, Put (Premiums received - $19,705)	Bank of America N.A.	10/10/23	17.066	MXN	2,670,000	2,670,000	$(3,501)

TOTAL WRITTEN OPTIONS (Premiums received - $375,992)							$(702,783)

†	Notional amount denominated in U.S. dollars, unless otherwise noted.

Abbreviation(s) used in this schedule:

MXN	— Mexican Peso
SOFR	— Secured Overnight Financing Rate

At September 30, 2023, the Portfolio had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
3-Month SOFR	115	3/25	$27,542,112	$27,430,375	$(111,737)
3-Month SOFR	258	3/26	62,007,550	61,949,025	(58,525)
Euro-Bobl	14	12/23	1,727,564	1,713,273	(14,291)
Euro-OAT	25	12/23	3,333,023	3,256,330	(76,693)
U.S. Treasury 10-Year Notes	281	12/23	30,612,192	30,365,563	(246,629)
U.S. Treasury Ultra Long- Term Bonds	203	12/23	25,732,795	24,093,563	(1,639,232)
United Kingdom Long Gilt Bonds	17	12/23	1,946,637	1,953,038	6,401

					(2,140,706)

Contracts to Sell:
3-Month SOFR	154	3/24	36,692,740	36,401,750	290,990
Euro-Buxl	8	12/23	1,115,769	1,034,921	80,848
Japanese 10-Year Bonds	4	12/23	3,910,177	3,880,086	30,091
U.S. Treasury 2-Year Notes	8	12/23	1,620,486	1,621,687	(1,201)
U.S. Treasury 5-Year Notes	497	12/23	52,613,911	52,363,611	250,300
U.S. Treasury Long-Term Bonds	138	12/23	16,439,887	15,701,813	738,074
U.S. Treasury Ultra 10-Year Notes	124	12/23	14,185,854	13,833,750	352,104

					1,741,206

Net unrealized depreciation on open futures contracts					$(399,500)

See Notes to Schedule of Investments.

54	Western Asset Core Plus VIT Portfolio 2023 Quarterly Report

WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d)	September 30, 2023

Abbreviation(s) used in this table:

Bobl	— Bundesobligation (Medium-term German Federal Government Bond)
Buxl	— Ultra Long German Bond
OAT	— Obligations Assimilables du Trésor (French Treasury Bonds)
SOFR	— Secured Overnight Financing Rate

At September 30, 2023, the Portfolio had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
MXN	12,462,000	USD	704,864	Bank of America N.A.	10/12/23	$8,636
USD	725,547	MXN	12,462,000	Morgan Stanley & Co. Inc.	10/12/23	12,047
AUD	2,123,886	USD	1,417,367	BNP Paribas SA	10/20/23	(50,746)
CAD	6,970,415	USD	5,259,501	BNP Paribas SA	10/20/23	(126,052)
MXN	20,047,906	USD	1,168,851	BNP Paribas SA	10/20/23	(22,663)
NOK	15,357,495	EUR	1,324,158	BNP Paribas SA	10/20/23	35,386
USD	644,617	CAD	875,675	BNP Paribas SA	10/20/23	(284)
USD	1,487,538	CAD	2,000,985	BNP Paribas SA	10/20/23	13,888
MXN	69,000	USD	3,946	Goldman Sachs Group Inc.	10/20/23	(1)
MXN	9,136,644	USD	532,175	Goldman Sachs Group Inc.	10/20/23	(9,811)
USD	76,693	EUR	68,000	Goldman Sachs Group Inc.	10/20/23	4,737
USD	1,854,138	MXN	32,223,439	Goldman Sachs Group Inc.	10/20/23	11,845
USD	570,278	CNY	4,079,198	JPMorgan Chase & Co.	10/20/23	10,678
USD	211,470	IDR	3,192,347,568	JPMorgan Chase & Co.	10/20/23	4,920
ZAR	8,247,386	USD	434,679	JPMorgan Chase & Co.	10/20/23	99
CNH	3,135,926	USD	431,215	Morgan Stanley & Co. Inc.	10/20/23	(1,168)
EUR	1,393,166	USD	1,538,250	Morgan Stanley & Co. Inc.	10/20/23	(64,020)
INR	40,204,747	USD	486,505	Morgan Stanley & Co. Inc.	10/20/23	(2,860)
JPY	883,882,137	USD	6,343,048	Morgan Stanley & Co. Inc.	10/20/23	(406,278)
MXN	12,462,000	USD	724,590	Morgan Stanley & Co. Inc.	10/20/23	(12,107)
USD	460,787	CNH	3,282,290	Morgan Stanley & Co. Inc.	10/20/23	10,667
USD	3,245,252	CNH	23,366,785	Morgan Stanley & Co. Inc.	10/20/23	40,830
USD	358,346	GBP	278,979	Morgan Stanley & Co. Inc.	10/20/23	17,919
USD	898,323	GBP	695,000	Morgan Stanley & Co. Inc.	10/20/23	50,241
USD	905,410	GBP	694,300	Morgan Stanley & Co. Inc.	10/20/23	58,183
USD	757,604	JPY	109,743,830	Morgan Stanley & Co. Inc.	10/20/23	20,488
USD	1,312,440	AUD	2,000,000	JPMorgan Chase & Co.	11/6/23	24,781
AUD	2,010,000	USD	1,319,556	Morgan Stanley & Co. Inc.	11/6/23	(25,459)

Net unrealized depreciation on open forward foreign currency contracts						$(396,104)

See Notes to Schedule of Investments.

Western Asset Core Plus VIT Portfolio 2023 Quarterly Report	55

WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d)	September 30, 2023

Abbreviation(s) used in this table:

AUD	— Australian Dollar
CAD	— Canadian Dollar
CNH	— Chinese Offshore Yuan
CNY	— Chinese Yuan Renminbi
EUR	— Euro
GBP	— British Pound
IDR	— Indonesian Rupiah
INR	— Indian Rupee
JPY	— Japanese Yen
MXN	— Mexican Peso
NOK	— Norwegian Krone
USD	— United States Dollar
ZAR	— South African Rand

At September 30, 2023, the Portfolio had the following open swap contracts:

OTC INTEREST RATE SWAPS
SWAP COUNTERPARTY	NOTIONAL AMOUNT		TERMINATION DATE	PAYMENTS MADE BY THE PORTFOLIO†	PAYMENTS RECEIVED BY THE PORTFOLIO†		MARKET VALUE	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED DEPRECIATION
JPMorgan Chase & Co.	29,330,000	BRL	1/2/29	BRL-CDI**	10.230	%**	$(174,310)	—	$(174,310)

CENTRALLY CLEARED INTEREST RATE SWAPS
NOTIONAL AMOUNT*	TERMINATION DATE	PAYMENTS MADE BY THE PORTFOLIO†	PAYMENTS RECEIVED BY THE PORTFOLIO†	MARKET VALUE	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)
74,524,000	1/31/24	5.410%**	Daily U.S. Federal Funds Intraday Effective Rate**	$2,755	—	$2,755
1,842,000	9/30/24	Daily SOFR Compound annually	3.500% annually	(34,540)	$(6,355)	(28,185)
6,060,000	2/29/28	Daily SOFR Compound annually	4.000% annually	(84,596)	1,255	(85,851)
35,960,000	2/29/28	Daily SOFR Compound annually	4.180% annually	(253,105)	27,087	(280,192)

See Notes to Schedule of Investments.

56	Western Asset Core Plus VIT Portfolio 2023 Quarterly Report

WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d)	September 30, 2023

CENTRALLY CLEARED INTEREST RATE SWAPS (cont’d)
	NOTIONAL AMOUNT*		TERMINATION DATE	PAYMENTS MADE BY THE PORTFOLIO†	PAYMENTS RECEIVED BY THE PORTFOLIO†	MARKET VALUE	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)
	2,253,000		2/15/29	2.850% annually	Daily SOFR Compound annually	$161,582	$(5,645)	$167,227
	2,930,000		6/30/29	3.850% annually	Daily SOFR Compound annually	73,153	3,094	70,059
	28,260,000	MXN	7/18/29	28-Day MXN TIIE - Banxico every 28 days	7.450% every 28 days	(149,498)	6,988	(156,486)
	47,980,000	MXN	7/20/29	28-Day MXN TIIE - Banxico every 28 days	7.440% every 28 days	(255,204)	14,414	(269,618)
	3,228,000		9/30/29	3.250% annually	Daily SOFR Compound annually	182,385	2,016	180,369
	941,000		2/15/47	1.520% annually	Daily SOFR Compound annually	366,657	(12,014)	378,671
	3,523,000		2/15/48	2.600% annually	Daily SOFR Compound annually	820,572	303,002	517,570
	3,484,000		2/15/48	3.050% annually	Daily SOFR Compound annually	574,295	131,251	443,044
	5,086,000		5/15/48	3.150% annually	Daily SOFR Compound annually	761,832	(217,323)	979,155

Total						$2,166,288	$247,770	$1,918,518

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION[1]
REFERENCE ENTITY	NOTIONAL AMOUNT[2]	TERMINATION DATE	PERIODIC PAYMENTS RECEIVED BY THE PORTFOLIO†	MARKET VALUE[3]	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED DEPRECIATION
Markit CDX.NA.IG.41 Index	$38,465,000	12/20/28	1.000% quarterly	$460,748	$506,639	$(45,891)

See Notes to Schedule of Investments.

Western Asset Core Plus VIT Portfolio 2023 Quarterly Report	57

WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d)	September 30, 2023

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION[4]
REFERENCE ENTITY	NOTIONAL AMOUNT[2]	TERMINATION DATE	PERIODIC PAYMENTS RECEIVED BY THE PORTFOLIO†	MARKET VALUE[3]	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED DEPRECIATION
Markit CDX.NA.HY.41 Index	$6,751,100	12/20/28	5.000% quarterly	$(54,907)	$(48,249)	$(6,658)

1

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

2

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

3

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected loss (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection) when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

4

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or the underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or the underlying securities comprising the referenced index.

†	Percentage shown is an annual percentage rate.

*	Notional amount denominated in U.S. dollars, unless otherwise noted.

**	One time payment made at termination date.

Abbreviation(s) used in this table:

BRL	— Brazilian Real
BRL-CDI	— Brazil Cetip InterBank Deposit Rate
MXN	— Mexican Peso
SOFR	— Secured Overnight Financing Rate
TIIE	— Tasa de Intere’s Interbancaria de Equilibrio (Equilibrium Interbanking Interest Rate)

This Schedule of Investments is unaudited and is intended to provide information about the Portfolio’s investments as of the date of the schedule. Other information regarding the Portfolio is available in the Portfolio’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

58	Western Asset Core Plus VIT Portfolio 2023 Quarterly Report

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Core Plus VIT Portfolio (the “Portfolio”) is a separate diversified investment series of Legg Mason Partners Variable Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

Shares of the Portfolio may only be purchased or redeemed through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies or through eligible pension or other qualified plans.

The Portfolio follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Portfolio holds securities or other assets that are denominated in a foreign currency, the Portfolio will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Portfolio calculates its net asset value, the Portfolio values these securities as determined in accordance with procedures approved by the Portfolio’s Board of Trustees.

Pursuant to policies adopted by the Board of Trustees, the Portfolio’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Portfolio’s manager is assisted by the Global Fund Valuation

59

Notes to Schedule of Investments (unaudited) (continued)

Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Portfolio’s pricing policies, and reporting to the Portfolio’s manager and the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Portfolio, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Portfolio uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

60

Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – unadjusted quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)		TOTAL
Long-Term Investments†:
Corporate Bonds & Notes	—	$104,788,928	$0	*	$104,788,928
Mortgage-Backed Securities	—	103,871,683	—		103,871,683
U.S. Government & Agency
Obligations	—	36,176,955	—		36,176,955
Collateralized Mortgage
Obligations	—	35,009,860	—		35,009,860
Sovereign Bonds	—	11,199,896	—		11,199,896
Asset-Backed Securities	—	10,332,878	—		10,332,878
Senior Loans:
Information Technology	—	1,134,966	35,485		1,170,451
Other Senior Loans	—	8,682,048	—		8,682,048
U.S. Treasury Inflation Protected Securities	—	3,237,013	—		3,237,013
Purchased Options:
Exchange-Traded Purchased Options	$874,239	—	—		874,239
OTC Purchased Options	—	4,441	—		4,441
Common Stocks	—	—	0	*	0	*

Total Long-Term Investments	874,239	314,438,668	35,485		315,348,392

Short-Term Investments†	7,018,563	—	—		7,018,563

Total Investments	$7,892,802	$314,438,668	$35,485		$322,366,955

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Notes to Schedule of Investments (unaudited) (continued)

ASSETS (cont’d)
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Futures Contracts††	$1,748,808	—	—	$1,748,808
Forward Foreign Currency Contracts††	—	$325,345	—	325,345
Centrally Cleared Interest Rate Swaps††	—	2,738,850	—	2,738,850

Total Other Financial Instruments	$1,748,808	$3,064,195	—	$4,813,003

Total	$9,641,610	$317,502,863	$35,485	$327,179,958

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Written Options:
Exchange-Traded Written Options	$699,282	—	—	$699,282
OTC Written Options	—	$3,501	—	3,501
Futures Contracts††	2,148,308	—	—	2,148,308
Forward Foreign Currency Contracts††	—	721,449	—	721,449
OTC Interest Rate Swaps	—	174,310	—	174,310
Centrally Cleared Interest Rate Swaps††	—	820,332	—	820,332
Centrally Cleared Credit Default Swaps on Credit Indices - Sell Protection††	—	45,891	—	45,891
Centrally Cleared Credit Default Swaps on Credit Indices - Buy Protection††	—	6,658	—	6,658

Total	$2,847,590	$1,772,141	—	$4,619,731

†	See Schedule of Investments for additional detailed categorizations.

*	Amount represents less than $1.

††	Reflects the unrealized appreciation (depreciation) of the instruments.

2. Transactions with affiliated company

As defined by the 1940 Act, an affiliated company is one in which the Portfolio owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Portfolio. The following company was considered an affiliated company for all or some portion of the period ended September 30, 2023. The following transactions were effected in such company for the period ended September 30, 2023.

62

Notes to Schedule of Investments (unaudited) (continued)

for all or some portion of the period ended September 30, 2023. The following transactions were effected in such company for the period ended September 30, 2023.

	Affiliate Value at December 31, 2022	Purchased		Sold
		Cost	Shares	Proceeds	Shares
Western Asset Premier Institutional Government Reserves, Premium Shares	$24,913,349	$189,803,572	189,803,572	$207,698,358	207,698,358

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at September 30, 2023
Western Asset Premier Institutional Government Reserves, Premium Shares	—	$499,936	—	$7,018,563

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